                                                       Registration No. 33-35775
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549




                         POST-EFFECTIVE AMENDMENT NO. 10
                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2



                              -------------------


                        NATIONWIDE VL SEPARATE ACCOUNT-A
                              (Exact Name of Trust)


                              -------------------


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (Exact Name and Address of Depositor and Registrant)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (Name and address of Agent for Service)

                              -------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus.

   It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on September 27, 1999 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Multiple Payment Variable Life Insurance Policies.

Approximate date of proposed offering: Continuously on and after May 1, 1999.

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.


================================================================================
                                    1 of 112

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                            CAPTION IN PROSPECTUS
1......................................Nationwide Life and Annuity Insurance
                                       Company
                                       The Variable Account
2......................................Nationwide Life and Annuity Insurance
                                       Company
3......................................Custodian of Assets
4......................................Distribution of The Policies
5......................................The Variable Account
6......................................Not Applicable
7......................................Not Applicable
8......................................Not Applicable
9......................................Legal Proceedings
10.....................................Information About The Policies;
                                       How The Cash Value Varies; Right
                                       to Exchange for a Fixed Benefit
                                       Policy; Reinstatement; Other Policy
                                       Provisions
11.....................................Investments of The Variable
                                       Account
12.....................................The Variable Account
13.....................................Policy Charges
                                       Reinstatement
14.....................................Underwriting and Issuance -
                                       Premium Payments Minimum
                                       Requirements for Issuance of a Policy
15.....................................Investments of the Variable
                                       Account; Premium Payments
16.....................................Underwriting and Issuance -
                                       Allocation of Cash Value
17.....................................Surrendering The Policy for Cash
18.....................................Reinvestment
19.....................................Not Applicable
20.....................................Not Applicable
21.....................................Policy Loans
22.....................................Not Applicable
23.....................................Not Applicable
24.....................................Not Applicable
25.....................................Nationwide Life and Annuity Insurance
                                       Company
26.....................................Not Applicable
27.....................................Nationwide Life and Annuity Insurance
                                       Company
28.....................................Company Management
29.....................................Company Management
30.....................................Not Applicable
31.....................................Not Applicable
32.....................................Not Applicable
33.....................................Not Applicable
34.....................................Not Applicable
35.....................................Nationwide Life and Annuity Insurance
                                       Company
36.....................................Not Applicable


                                    2 of 112

N-8B-2 ITEM                            CAPTION IN PROSPECTUS
37.....................................Not Applicable
38.....................................Distribution of The Policies
39.....................................Distribution of The Policies
40.....................................Not Applicable
41(a)..................................Distribution of The Policies
42.....................................Not Applicable
43.....................................Not Applicable
44.....................................How The Cash Value Varies
45.....................................Not Applicable
46.....................................How The Cash Value Varies
47.....................................Not Applicable
48.....................................Custodian of Assets
49.....................................Not Applicable
50.....................................Not Applicable
51.....................................Summary of The Policies;
                                       Information About The Policies
52.....................................Substitution of Securities
53.....................................Taxation of The Company
54.....................................Not Applicable
55.....................................Not Applicable
56.....................................Not Applicable
57.....................................Not Applicable
58.....................................Not Applicable
59.....................................Financial Statements

                                    3 of 112
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                     SUPPLEMENT DATED SEPTEMBER 27, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                     MULTIPLE PAYMENT VARIBLE LIFE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - A

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

     1. AN APPLICATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") FOR AN ORDER PERMITTING THE SUBSTITUTION OF THE SHARES OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ADVANTAGE ("VP ADVANTAGE") CURRENTLY HELD IN SUB-ACCOUNTS BY CONTRACT OWNERS WITH SHARES OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED ("VP BALANCED"). UNTIL AN ORDER IS GRANTED BY THE SEC, BOTH INVESTMENT OPTIONS WILL BE AVAILABLE TO ALL CONTRACT OWNERS AS UNDERLYING INVESTMENT OPTIONS. IF AN ORDER IS GRANTED, INFORMATION WILL BE SENT TO ALL CONTRACT OWNERS REGARDING THE "EXCHANGE DATE" ON WHICH VP ADVANTAGE WILL BE ELIMINATED AS AN INVESTMENT OPTION AND VP BALANCED WILL BE SUBSTITUTED FOR VP ADVANTAGE.

     2. EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 38 THROUGH 39 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

           NATIONWIDE SEPARATE ACCOUNT TRUST
           Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers for each of the Funds continue to manage the Funds after the transfer to VMF.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                Multiple Payment Variable Life Insurance Policies

 Issued by Nationwide Life and Annuity Insurance Company through its Nationwide
                             VL Separate Account-A

                   The date of this prospectus is May 1, 1999

--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
  -   American Century VP Advantage
  -   American Century VP Balanced

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  -   VIP Growth Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
  -   Capital Appreciation Fund
  -   Total Return Fund
  -   Government Bond Fund
  -   Money Market Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  -   AMT Balanced Portfolio

To obtain copies of any underlying mutual fund prospectus, please call:

         1-800-533-5622
     TDD 1-800-238-3035

or write:

     NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
            WWW.SEC.GOV

THIS POLICY IS NOT:
  -   A BANK DEPOSIT;
  -   ENDORSED BY A BANK OR GOVERNMENT AGENCY;
  -   FEDERALLY INSURED; OR
  -   AVAILABLE IN EVERY STATE.

The life insurance policies offered by this prospectus are multiple payment variable life insurance policies. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account-A (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges. During the first five policy years, the total premiums less any policy indebtedness must be greater than or equal to the minimum premium requirement in order to keep the policy in force.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH

THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and expense charges with an interest rate of 4%. It is calculated pursuant to the Internal Revenue Code.

GUIDELINE SINGLE PREMIUM- The single premium amount required to mature the policy under guaranteed mortality and expense charges, and an interest rate of 6%. It is calculated pursuant to the Internal Revenue Code.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE - Nationwide Life and Annuity Insurance Company.

NET AMOUNT AT RISK- The death benefit minus the cash value. On a monthly anniversary day, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

UNSCHEDULED PREMIUM- Additional premium payments which may be allowed under certain conditions.

VALUATION PERIOD - Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VL Separate Account-A, a separate account of Nationwide Life and Annuity Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF POLICY EXPENSES........................6

UNDERLYING MUTUAL FUND ANNUAL
  EXPENSES........................................7

SYNOPSIS OF THE POLICIES..........................7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY.....8

NATIONWIDE ADVISORY SERVICES, INC.................8

INVESTING IN THE POLICY...........................8
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES...................10
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES...................................11
     Sales Load
     Premium Expense Charge
     Surrender Charges
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax

SURRENDERING THE POLICY FOR CASH.................13
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE..........................14

POLICY PROVISIONS................................14
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY..........................15
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE..................................17

POLICY LOANS.....................................18
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.......................................19

POLICY OWNER SERVICES............................19
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION........................19
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age or Sex
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS..................................22

GRACE PERIOD ....................................22
     First Five Policy Years
     Policy Years Six and After
     All Policy Years
     Reinstatement

TAX MATTERS......................................23
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS.............................26

YEAR 2000 COMPLIANCE ISSUES......................26

STATE REGULATION.................................27

REPORTS TO POLICY OWNERS.........................28

ADVERTISING......................................28

LEGAL PROCEEDINGS................................28

EXPERTS..........................................28

REGISTRATION STATEMENT...........................28

LEGAL OPINIONS...................................29

DISTRIBUTION OF THE POLICIES.....................29

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE..................................31

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................38

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES....40

APPENDIX C: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND DEATH
     BENEFITS....................................41

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a premium expense charge from premium payments. The sales load is guaranteed never to exceed 3.5% of each premium payment. The premium expense charge is approximately 3.5% of premiums for all states (see "Sales Load" and "Premium Expense Charge").

Nationwide deducts the following charges from the cash value of the policy:

  -  monthly cost of insurance
  -  monthly cost of any additional benefits provided by riders to the policy
  -  administrative expense charge(1)

For policies which are surrendered during the first nine policy years, Nationwide deducts a surrender charge (see "Surrender Charges").

Nationwide deducts a mortality and expense risk charge from the sub-accounts of the variable account.

The mortality and expense risk charge is deducted daily and is equal to an annual rate of 0.80% of the daily net assets of the variable account.

(1)Currently, the administrative expense charge is $5 per month. It is guaranteed not to exceed $7.50 per month.

For more information about any policy charge, see "Policy Charges" in this prospectus.


                        UNDERLYING MUTUAL FUND ANNUAL EXPENSES
  (as a percentage of underlying mutual fund net assets, after expense reimbursement)

-----------------------------------------------------------------------------------------------------------------
                                                  Management       Other                     Total Underlying
                                                     Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc -          1.00%         0.00%         0.00%             1.00%
American Century VP Advantage
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -         0.97%         0.00%         0.00%             0.97%
American Century VP Balanced
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        0.59%         0.07%         0.00%             0.66%
-----------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                       0.60%         0.07%         0.00%             0.67%
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                            0.50%         0.07%         0.00%             0.57%
-----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                               0.40%         0.06%         0.00%             0.46%
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                               0.59%         0.06%         0.00%             0.65%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT - Balanced Portfolio            0.85%         0.18%         0.00%             1.03%
-----------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------------------------------------------
                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         0.59%         0.09%          0.00%              0.68%
--------------------------------------------------------------------------------------------------------------------

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges. During the first five policy years, the total premium payments less any policy indebtedness must be greater than or equal to the minimum premium requirement in order to keep the policy in force. The minimum premium is equal to the monthly minimum premium multiplied by the number of completed policy months. The minimum monthly premium is shown on the policy data page.

PREMIUMS

The minimum initial premium for which a policy may be issued is $2,000.

The policies are designed to generally permit the payment of the guideline single premium in five annual installments for death benefit Option 1, and five annual guideline level premiums under death benefit Option 2 (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in February 1981. It is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in 48 states and the District of Columbia.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE ADVISORY SERVICES, INC.

The policies are distributed by Nationwide Advisory Services, Inc., Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company, parent company to Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-A is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1) shares of a current underlying mutual fund option are no longer available for investment; or

2)  further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Premium payments will be allocated to the fixed account by election of the policy owner.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

The policies are designed to generally permit the payment of the guideline single premium in five annual installments under death benefit Option 1 and five annual guideline level premiums under death benefit Option 2. At issue, the policy owner selects a scheduled premium level. This scheduled premium is used to determine the initial specified amount. The minimum scheduled premium is $2,000.

Policies may be issued to insureds with issue ages 75 or younger. Before issuing any policy, Nationwide requires satisfactory evidence of insurability which may include a medical examination.

PREMIUM PAYMENTS

Each premium payment must be at least equal to the monthly minimum premium. The initial premium is payable in full at Nationwide's home office.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

   - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

   - During the first five policy years, the total premium payments less any policy indebtedness must be greater than or equal to the minimum premium requirement in order to keep the policy in force. (The monthly minimum premium is shown in the policy data page.)

   - Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

   - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                -  Independence Day
-  Martin Luther King, Jr. Day   -  Labor Day
-  Presidents' Day               -  Thanksgiving
-  Good Friday                   -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   (1)  trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed never to exceed 3.5% of each premium payment and may be reduced by Nationwide at its sole discretion.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

PREMIUM EXPENSE CHARGE

Nationwide deducts a premium expense charge equal to 2.50% from all premium payments. This charge reimburses Nationwide for administrative expenses on an aggregate basis including premium taxes imposed by various state and local jurisdictions.

State tax rates can range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from this charge.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first nine years. The charge is deducted proportionally from the cash value in each sub-account and the fixed account.

The initial surrender charge varies by issue age, sex, and underwriting classification. The surrender charge is calculated based on the initial specified amount. The following table illustrates the initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples). Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix B).

------------------------------------------------------------
             MALE       FEMALE
 ISSUE       NON-        NON-         MALE         FEMALE
  AGE       TOBACCO     TOBACCO     STANDARD      STANDARD
------------------------------------------------------------
   25       $5.878      $5.537      $6.680         $5.945
------------------------------------------------------------
   35        7.260       6.712       8.559          7.373
------------------------------------------------------------
   45       11.159      10.160      13.244         11.151
------------------------------------------------------------
   55       15.275      13.375      18.373         14.686
------------------------------------------------------------
   65       23.821      20.553      27.943         22.165
------------------------------------------------------------

The surrender charge is comprised of two components:
   -  an underwriting component; and
   -  sales component.

The underwriting component varies by issue age in the following manner:
-------------------------------------------------------------
           ISSUE                 CHARGE PER $1,000 OF
            AGE                INITIAL SPECIFIED AMOUNT
-------------------------------------------------------------
           0-39                          $3.50
-------------------------------------------------------------
           40-59                         $5.00
-------------------------------------------------------------
           60-75                         $6.50
-------------------------------------------------------------

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

   -  processing applications;

   -  conducting medical exams;

   -  determining insurability and the insured's underwriting class; and

   -  establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. The purpose of the sales component is to reimburse Nationwide for some of the expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

Reductions to Surrender Charges

Surrender charges are reduced in subsequent policy years as follows:

-------------------------------------------------------
      COMPLETED          SURRENDER CHARGE AS A % OF
    POLICY YEARS          INITIAL SURRENDER CHARGES
-------------------------------------------------------
          0                         100%
-------------------------------------------------------
          1                         100%
-------------------------------------------------------
          2                         100%
-------------------------------------------------------
          3                          95%
-------------------------------------------------------
          4                          90%
-------------------------------------------------------
          5                          85%
-------------------------------------------------------
          6                          80%
-------------------------------------------------------
          7                          75%
-------------------------------------------------------
          8                          50%
-------------------------------------------------------
         9+                          0%
-------------------------------------------------------

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on a simplified basis are based on the 1980 Commissioners Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on a preferred basis are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For policies issued in Texas, guaranteed cost of insurance rates for standard-simplified issues

("special class-simplified" in Texas) are based on 130% of the 1980 CSO.

The rates for policies issued on a simplified or preferred basis will not exceed the rates in the appropriate table. The cost of insurance rate per $1,000 of net amount at risk is less for policies issued on a preferred basis as compared to a simplified basis.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "simplified issue" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a simplified issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical policies that are issued on a preferred basis.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual administrative expenses. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $5 per month. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $7.50 per month.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. Mortality and expense risk deductions will be charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the variable account. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

These charges are all guaranteed. Nationwide may realize a profit from these charges. Unrecovered expenses are borne by Nationwide's general assets, which may include profits, if any, from mortality and expense risk charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS

After the policy has been in force for five years, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

   1)   the minimum partial surrender is $500;

   2) the maximum partial surrender in any policy year is limited to 10% of the total premium payments; and

   3) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value is reduced by the amount of the partial surrender. Under death benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In such a case, a partial surrender will decrease the specified amount by the amount by which the partial surrender exceeds the difference between the death benefit and specified amount.

Partial surrender amounts must be first deducted from the values in the sub-accounts. Partial surrenders will be deducted from the fixed account only to the extent that insufficient values are available in the sub-accounts.

Surrender charges will be waived for any partial surrenders which satisfy the above conditions.

Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

   (1)  the value each year of the life insurance protection provided;

   (2)  an amount equal to any employer-paid premiums; or

   (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date, plus any net premiums applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at

Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the fifth policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

   1.   the request must be applied for in writing;

   2.   satisfactory evidence of insurability must be provided;

   3.   the increase must be for a minimum of $10,000;

   4. the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

   5.   age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the fifth policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce insurance in the following order:

   1.   against insurance provided by the most recent increase;

   2.   against the next most recent increases successively; and

   3.   against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

   1.   reduce the specified amount to less than $10,000; or

   2.   disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period a policy owner may cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of the cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is:

       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

(c) is a factor representing the daily mortality and expense risk charge deducted from the variable account. This factor is equal to an annual rate of 0.80% of the daily net assets of the variable account.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account. Nationwide will determine the value of the assets in the variable account at the end of each valuation period. The cash value will be determined at least monthly.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

   - Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year.

   - Transfers made to the fixed account may not be made in the first policy year.

   - Nationwide reserves the right to restrict the amount transferred from the fixed account each policy year (subject to state restrictions). Policy owners who have entered into Dollar Cost Averaging agreements with Nationwide may transfer under the terms of that agreement.

   - Nationwide reserves the right to restrict the amount transferred to the fixed account to 25% of the cash value.

   - Transfers from the fixed account must be made within 30 days after the end of an interest rate guarantee period.

   -  Transfers among the sub-accounts are limited to once per valuation date.

Transfer Requests

Nationwide will accept transfer requests in writing or in those states that allow, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

   - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

   - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

   - Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

   -  10 days after receiving the policy;

   -  45 days after signing the application; or

   -  10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

After the first policy year, the policy owner may take a policy loan using the policy as security. Maximum policy indebtedness is limited to 90% of the cash surrender value in the sub-accounts and 100% of the cash surrender value in the fixed account less interest due on the next policy anniversary. Nationwide will not grant a loan for an amount less than $1,000 ($200 in Connecticut). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The annual effective loan interest rate charged on policy loans is 6.0%.

On a current basis, the cash value in the policy loan account is credited with an annual effective rate of 5.1%. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the crediting rate is guaranteed never to be lower than 5.1%.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in Connecticut). Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Policy owners may participate in this program if their policy value is at least $15,000. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: NSAT Government Bond Fund and the NSAT Money Market Fund.

The minimum monthly transfer is $100. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects a desired scheduled premium level. The scheduled premium is used to determine the initial specified amount.

Under death benefit Option 1, the initial specified amount is determined by treating the scheduled premium as 20% of the guideline single premium. Under death benefit Option 2, the initial specified amount is determined by treating the scheduled premium as the guideline level premium. For either death benefit option, the initial specified amount will be set at a level such that payment of the scheduled premiums will not result in the policy being classified as a modified endowment contract (see "Tax Matters").

The following tables illustrate the initial specified amount that results from a $2,000 scheduled premium payment.

                  MALE NON-TOBACCO
-----------------------------------------------------
    ISSUE AGE         OPTION 1          OPTION 2
-----------------------------------------------------
       30              $85,779          $75,378
-----------------------------------------------------
       35              $68,165          $61,559
-----------------------------------------------------
       40              $54,111          $50,082
-----------------------------------------------------
       45              $43,165          $40,605
-----------------------------------------------------
       50              $34,675          $32,791
-----------------------------------------------------
       55              $28,136          $26,852
-----------------------------------------------------
       60              $23,176          $22,867
-----------------------------------------------------
       65              $19,474          $19,474
-----------------------------------------------------

                 FEMALE NON-TOBACCO
-----------------------------------------------------
    ISSUE AGE         OPTION 1          OPTION 2
-----------------------------------------------------
       30              $99,541          $93,577
-----------------------------------------------------
       35              $79,212          $76,497
-----------------------------------------------------
       40              $63,070          $62,320
-----------------------------------------------------
       45              $50,599          $50,633
-----------------------------------------------------
       50              $40,824          $40,958
-----------------------------------------------------
       55              $33,171          $32,949
-----------------------------------------------------
       60              $27,141          $26,301
-----------------------------------------------------
       65              $22,369          $22,168
-----------------------------------------------------

Generally, for a given scheduled premium, the initial specified amount is greater for non-tobacco than standard and females than males. The specified amount is shown in the policy.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options.

OPTION 1: the death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations in Appendix C.

OPTION 2: the death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

The term "applicable percentage" means:

   1) when the insured is attained age 40 or less at the beginning of a policy year, and

   2) when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value" table.



                                APPLICABLE PERCENTAGE OF CASH VALUE
----------------------------------------------------------------------------------------------------------
    Attained         Percentage         Attained        Percentage         Attained        Percentage
       Age          of Cash Value         Age          of Cash Value         Age          of Cash Value
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
      0-40              250%               60              130%               80              105%
----------------------------------------------------------------------------------------------------------
       41               243%               61              128%               81              105%
----------------------------------------------------------------------------------------------------------
       42               236%               62              126%               82              105%
----------------------------------------------------------------------------------------------------------
       43               229%               63              124%               83              105%
----------------------------------------------------------------------------------------------------------
       44               222%               64              122%               84              105%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
       45               215%               65              120%               85              105%
----------------------------------------------------------------------------------------------------------
       46               209%               66              119%               86              105%
----------------------------------------------------------------------------------------------------------
       47               203%               67              118%               87              105%
----------------------------------------------------------------------------------------------------------
       48               197%               68              117%               88              105%
----------------------------------------------------------------------------------------------------------
       49               191%               69              116%               89              105%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
       50               185%               70              115%               90              105%
----------------------------------------------------------------------------------------------------------
       51               178%               71              113%               91              104%
----------------------------------------------------------------------------------------------------------
       52               171%               72              111%               92              103%
----------------------------------------------------------------------------------------------------------
       53               164%               73              109%               93              102%
----------------------------------------------------------------------------------------------------------
       54               157%               74              107%               94              101%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
       55               150%               75              105%               95              100%
----------------------------------------------------------------------------------------------------------
       56               146%               76              105%
----------------------------------------------------------------------------------------------------------
       57               142%               77              105%
----------------------------------------------------------------------------------------------------------
       58               138%               78              105%
----------------------------------------------------------------------------------------------------------
       59               134%               79              105%
----------------------------------------------------------------------------------------------------------

CHANGES IN THE DEATH BENEFIT OPTION

After the fifth policy year, the policy owner may change the death benefit option under the policy. If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value. Nationwide reserves the right to require evidence of insurability for either change.

The effective date of the change will be the monthly anniversary day on or next following the date Nationwide approves the request for change. Only one change of option is permitted per policy year. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the IRS to qualify the policy as a life insurance contract.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness, and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the affected benefits will be adjusted.

The amount of the death benefit will be (1) multiplied by (2) and then the result added to (3), where:

    (1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;

    (2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death; and

    (3) is the cash value at the time of the insured's death.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness, and less any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

FIRST FIVE POLICY YEARS

This policy will not lapse during the first five policy years provided that on each monthly anniversary day (1) is greater than or equal to (2) where:

   1)   is the sum of all premiums paid to date minus any policy indebtedness;
        and

   2) is the sum of monthly minimum premiums since the policy date including the monthly minimum premium for the current monthly anniversary day.

If (1) is less than (2), a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to satisfy the minimum premium requirement. If sufficient premium is not paid by the end of the grace period, the policy will lapse. The policy will be terminated with the return of any available cash surrender value. The cash surrender value will be calculated as of the beginning of the grace period. The policy owner may also elect in writing to have the policy placed on Extended Term Insurance.

POLICY YEARS SIX AND AFTER

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current monthly deduction for insurance costs, administrative expenses and other benefits, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to cover the current monthly deduction plus an amount equal to three times the current monthly deduction.

ALL POLICY YEARS

Nationwide will send a notice at the start of the grace period to the policy owner's last known address. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

   1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

   2.   providing evidence of insurability satisfactory to Nationwide;

   3. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

   4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

   5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

   1.   the cash value at the end of the grace period; or

   2. the surrender charge for the policy year in which the policy was reinstated.

Unless the policy owner has provided otherwise, all amounts will be allocated based on the underlying mutual fund allocation factors in effect at the start of the grace period.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new Beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.


Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 for Nationwide Life Insurance Company ("NLIC"), parent company to Nationwide, included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. NLIC anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NAS. NAS was organized as an Ohio corporation on April 8, 1965. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company and a member of the NASD.


NAS acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

  -  Nationwide Multi-Flex Variable Account
  -  MFS Variable Account
  -  Nationwide VLI Separate Account-2
  -  Nationwide VLI Separate Account-3
  -  Nationwide VLI Separate Account-4
  -  Nationwide VLI Separate Account-5
  -  Nationwide Variable Account
  -  Nationwide Variable Account-II
  -  Nationwide Variable Account-5
  -  Nationwide Variable Account-6
  -  Nationwide Variable Account-9
  -  Nationwide Variable Account-10
  -  Nationwide VA Separate Account-A
  -  Nationwide VA Separate Account-B
  -  Nationwide VA Separate Account-C
  -  Nationwide VL Separate Account-A
  -  Nationwide VL Separate Account-B
  -  Nationwide VL Separate Account-C
  -  Nationwide VL Separate Account-D.

NAS also acts as principal underwriter for the following open-end management investment companies:

  -  Nationwide Mutual Funds;
  -  Nationwide Separate Account Trust;
  -  Financial Horizons Investment Trust; and
  -  Nationwide Asset Allocation Trust.

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by the general distributor will not exceed 26% of the scheduled premium plus 5% of any excess premium payments. Gross renewal commissions paid by Nationwide will not exceed 5% of actual premium payments.

No underwriting commissions have been paid by Nationwide to NAS.


 NATIONWIDE ADVISORY SERVICES, INC. DIRECTORS AND OFFICERS
 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Joseph J. Gasper                                                    President and Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Dimon R. McFerson                            Chairman of the Board of Directors and Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Robert A. Oakley                               Executive Vice President - Chief Financial Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Paul J. Hondros                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Robert J. Woodward, Jr.                        Executive Vice President - Chief Investment Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Edwin P. McCausland, Jr.                                Senior Vice President-Fixed Income Securities
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Charles S. Bath                                                  Vice President - Investments
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Dennis W. Click                                                  Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 William G. Goslee                                                       Vice President
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 James F. Laird, Jr.                                           Vice President and General Manager
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Joseph P. Rath                                                   Vice President - Compliance
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Christopher A. Cray                                                       Treasurer
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Elizabeth A. Davin                                                   Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 David E. Simaitis                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Patricia J. Smith                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following investment accounts, each of which is a registered investment company:

   -  Nationwide VL Separate Account-A;
   -  Nationwide VL Separate Account-B;
   -  Nationwide VL Separate Account-C;
   -  Nationwide VL Separate Account-D;
   -  Nationwide VA Separate Account-A;
   -  Nationwide VA Separate Account-B; and
   -  Nationwide VA Separate Account-C.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by NAS, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.


DIRECTORS OF NATIONWIDE
---------------------------------------------------------------------------------------------------------------------
  DIRECTORS OF THE DEPOSITOR NAME      POSITIONS AND OFFICES
  AND PRINCIPAL BUSINESS ADDRESS           WITH DEPOSITOR        PRINCIPAL OCCUPATION
---------------------------------------------------------------------------------------------------------------------
Lewis J. Alphin                               Director           Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365
---------------------------------------------------------------------------------------------------------------------
A. I. Bell                                    Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
---------------------------------------------------------------------------------------------------------------------
Kenneth D. Davis                              Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, Ohio 45135
---------------------------------------------------------------------------------------------------------------------
Keith W. Eckel                                Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                  Farms, Inc. (1)
Clarks Summit, PA 18411
---------------------------------------------------------------------------------------------------------------------
Willard J. Engel                              Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                         Oil Company (1)
Marshall, MN 44691
---------------------------------------------------------------------------------------------------------------------
Fred C. Finney                                Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                          Melrose Orchard (1)
Wooster, OH 44691
---------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                     President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                 Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                   Director                    Annuity Insurance Company (2)
---------------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                    Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                 Executive Officer and
Columbus, OH 43215                   Director
---------------------------------------------------------------------------------------------------------------------
David O. Miller                      Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                    Director                    Enterprises (1)
Hebron, OH 43025
---------------------------------------------------------------------------------------------------------------------
Yvonne L. Montgomery                          Director           Senior Vice President-General Manager Southern
Suite 1600                                                       Customer Operations for U.S. Customer Operations,
2859 Paces Ferry Road                                            Xerox Corporation (2)
Atlanta, GA 30339
---------------------------------------------------------------------------------------------------------------------
Ralph M. Paige                                Director           Executive Director Federation of Southern
2769 Church Street                                               Cooperatives/Land Assistance Fund
East Point, Ga 30344
---------------------------------------------------------------------------------------------------------------------
James F. Patterson                            Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                               Patterson Farms, Inc. (1)
Chesterland, OH 44026
---------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                              Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                           Transport, Inc. (1)
Dalton, OH 44618
---------------------------------------------------------------------------------------------------------------------
Robert L. Stewart                             Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
---------------------------------------------------------------------------------------------------------------------
Nancy C. Thomas                               Director           Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601
------------------------------------ --------------------------- ----------------------------------------------------
Nancy C. Thomas                               Director           Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601
---------------------------------------------------------------------------------------------------------------------

    (1) Principal occupation for last 5 years.
    (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF NATIONWIDE
-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Dennis W. Click                                   Vice President - Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Phillip C. Gath                                   Senior Vice President and Chief Actuary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Senior Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Human Resources
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Marketing and Product Management
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Bruce C. Barnes                                   Vice President - Technology Strategy and Planning
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Vice President - Enterprise Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Matthew S. Easley                                 Vice President - Investment Life Actuarial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
R. Dennis Noice                                   Vice President -  Systems
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                    Vice President - Office of Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Vice President - Finance and Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


JOSEPH J. GASPER has been President and Chief Operating Officer of Nationwide and Director since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 32 years.

BRUCE C. BARNES has been Vice President - Technology Strategy and Planning since May 1998. Previously, Mr. Barnes was Vice President - Information Systems from February 1997 to May 1998. Mr. Barnes was Vice President - Life Systems from May 1996 to May 1998. Previously, he was Vice President - Investment Product Systems from April 1995 to May 1996. Prior to that time, Mr. Barnes was Vice President - Individual Investment Products/Common Systems from May 1994 to April 1995 and Associate Vice President - Individual Investment Products/Common Systems from May 1992 to May 1994. Mr. Barnes was Vice President - Information Services of PHP Benefits Systems, Inc. from January 1987 to January 1992. Mr. Barnes has been with Nationwide for 7 years.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 29 years.

DENNIS W. CLICK has been Vice President - Secretary since December 1997. Previously, he was Vice President - Assistant Secretary from December 1996 to December 1997. Mr. Click was Vice President - Assistant Secretary from August 1994 to December 1997. Mr. Click was Associate Vice President and Assistant Secretary from August 1989 to August 1994. Prior to that time, he held several positions within Nationwide. Mr. Click has been with Nationwide for 38 years.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis has been Chairman of the Board of South Central Power Company since August 1979, and currently oversees the Davis family farm located in Leesburg, Ohio. Mr. Davis served as Director of the Farm Bureau Bancorp from October 1998 to March 1998. In addition, Mr. Davis has served in various officer positions with the Ohio Farm Bureau Federation since December 1989, with his most recent position as Trustee and President, a position he held from March 1998 to March 1999. Mr. Davis also held officer positions with the Highland County Farm Bureau from June 1997 to September 1997, including Trustee and President from September 1984 to September 1997.

DAVID A. DIAMOND has been Vice President - Enterprise Controller since August 1996. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 10 years.

MATTHEW S. EASLEY has been Vice President - Investment Life Actuarial since June 1998. Mr. Easley was Vice President - Marketing and Administrative Services from December 1996 to June 1998. Mr. Easley was Vice President - Life Marketing and Administrative Services from May 1996 to June 1998. Mr. Easley was Vice President - Annuity and Pension Actuarial from August 1989 to May 1996. Prior to that time, Mr. Easley held several positions within Nationwide. Mr. Easley has been with Nationwide for 16 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc., in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. Mr. Eckel has served as a board member and executive committee member of the American Farm Bureau. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations, and former board member of the Pennsylvania Vegetable Grower's Association.

PHILIP C. GATH has been Senior Vice President - Chief Actuary since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 30 years.

RICHARD D. HEADLEY has been Senior Vice President - Chief Information Technology Officer since October 1997. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation.

DONNA A. JAMES has been Senior Vice President - Human Resources since December 1997. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time Ms. James was Vice President Assistant to the CEO from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO. Prior to that time Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 17 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 34 years.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been a farm owner and land developer since 1962. He is the President of the Owen Potato Farm Inc. and is a partner of M&M Enterprises in Licking County, Ohio. He is Chairman of the Board of the Wausau Insurance Companies and serves on the board of directors of several companies of the Nationwide group. He is also a director of the National Cooperative Business Association.

YVONNE L. MONTGOMERY has been a Director since April, 1998. Ms. Montgomery is senior vice president/general manager of southern customer operations for United States Customer Operations for Xerox Corporation. A resident of Atlanta, Georgia, Ms. Montgomery oversees eight customer business units across the southern United States as well as all business and marketing functions in the regions. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including Vice President - Field Operations, and Executive Assistant to the Chairman and CEO.

R. DENNIS NOICE has been Vice President - Systems since April 1998. Previously, he was Vice President - Retail Operations from March 1997 to April 1998. Prior to that time, Mr. Noice was Vice President - Individual Investment Products from October 1989 to March 1997. Prior to that time, Mr. Noice held several positions within Nationwide. Mr. Noice has been with Nationwide for 27 years.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 23 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JOSEPH P. RATH has been Vice President - Product and Market Compliance since April 1997. Previously, he was Vice President - Associate General Counsel from October 1988 to April 1997. Prior to that time, Mr. Rath held several positions within Nationwide. Mr. Rath has been with Nationwide for 22 years.

DOUGLAS C. ROBINETTE has been Senior Vice President - Marketing and Product Management since May 1998. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 12 years.

MARK R. THRESHER has been Vice President - Controller since August 1996. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP.

SUSAN A. WOLKEN has been Senior Vice President - Life Company Operations since June 1997. Previously, she was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 24 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 34 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS


American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity contracts and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP ADVANTAGE
     Investment Objective: Current income and capital growth. The fund will seek to achieve its objective by investing in three types of securities. The fund's investment manager intends to invest approximately (i) 20% of the fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents; (ii) 40% of the fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (iii) 40% of the fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

(Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc. refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming policy owners will receive cash from Nationwide.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and it's portfolios..

     VIP GROWTH PORTFOLIO
     Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short term notes, for defensive purposes when it believes market conditions warrant.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company organized under the laws of Massachusetts. NSAT offers shares in the Funds listed below, each with its own investment objectives. Shares of NSAT will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by NAS, of Three Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

NEUBERGER BERMAN ADVISERS MANAGEMENT
Neuberger Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated.

     AMT BALANCED PORTFOLIO
     Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. The Balanced Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The Investment Adviser anticipates that the Balanced Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the Investment Adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES


EXAMPLE 1: A female non-tobacco, age 45, purchases a policy with a scheduled premium of $2,000 yielding a specified amount of $50,599. She now wishes to surrender the policy during the first policy year. By using the initial surrender charge table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand multiplied by the specified amount expressed in thousands equals the total surrender charge of $514.09 ($10.160 x 50.599 = $514.09).

EXAMPLE 2: A male non-tobacco, age 35, purchases a policy with a scheduled premium of $2,000 yielding a specified amount of $68,165. He now wants to surrender the policy in the sixth policy year. The total initial surrender value is calculated using the method illustrated above. (Specified amount in thousands is $68.165 x 7.260 = 494.88 total first year surrender charge.) Because the fifth policy year has been completed, the total initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below (also see "Reductions to Surrender Charges"). In this case, $494.88 x 85% = $420.65, which is the amount Nationwide deducts as a total surrender charge.


Initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis.

----------------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                  FEMALE                 MALE                 FEMALE
         AGE                NON-TOBACCO           NON-TOBACCO             STANDARD              STANDARD
----------------------------------------------------------------------------------------------------------------
         25                   $5.878                 $5.537                $6.680                $5.945
----------------------------------------------------------------------------------------------------------------
         35                    7.260                  6.712                 8.559                 7.373
----------------------------------------------------------------------------------------------------------------
         45                   11.159                 10.160                13.244                11.151
----------------------------------------------------------------------------------------------------------------
         55                   15.275                 13.375                18.373                14.686
----------------------------------------------------------------------------------------------------------------
         65                   23.821                 20.553                27.943                22.165
----------------------------------------------------------------------------------------------------------------

Reductions to surrender charges.

----------------------------------------------------------------------------------------------------------------
                                  SURRENDER CHARGE                                       SURRENDER CHARGE
         COMPLETED               AS A % OF INITIAL               COMPLETED               AS A % OF INITIAL
       POLICY YEARS              SURRENDER CHARGES              POLICY YEARS             SURRENDER CHARGES
----------------------------------------------------------------------------------------------------------------

             0                          100%                         5                          85%
----------------------------------------------------------------------------------------------------------------
             1                          100%                         6                          80%
----------------------------------------------------------------------------------------------------------------
             2                          100%                         7                          75%
----------------------------------------------------------------------------------------------------------------
             3                           95%                         8                          50%
----------------------------------------------------------------------------------------------------------------
             4                           90%                         9+                          0%
----------------------------------------------------------------------------------------------------------------

The current surrender charges are the same for all states. However, in Pennsylvania the guaranteed maximum surrender charges are 8% higher than those shown. In addition, the guaranteed maximum surrender charge in subsequent years in Pennsylvania are reduced in the following manner:

---------------------------------------------------------------------------------------------------------------------
                   SURRENDER CHARGE                       SURRENDER CHARGE                       SURRENDER CHARGE
   COMPLETED      AS A % OF INITIAL       COMPLETED      AS A % OF INITIAL       COMPLETED      AS A % OF INITIAL
 POLICY YEARS     SURRENDER CHARGES     POLICY YEARS     SURRENDER CHARGES     POLICY YEARS     SURRENDER CHARGES
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
       0                 100%                 5                 83%                 10                 46%
---------------------------------------------------------------------------------------------------------------------
       1                 98%                  6                 75%                 11                 37%
---------------------------------------------------------------------------------------------------------------------
       2                 95%                  7                 70%                 12                 28%
---------------------------------------------------------------------------------------------------------------------
       3                 92%                  8                 65%                 13                 14%
---------------------------------------------------------------------------------------------------------------------
       4                 88%                  9                 55%                 14+                 0%
---------------------------------------------------------------------------------------------------------------------

The illustrations of current values are the same for Pennsylvania. However, the guaranteed maximum surrender charges are slightly higher in Pennsylvania. If this policy is issued in Pennsylvania, please contact Nationwide's home office for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy debt, no additional premium payments are made, no cash values are allocated to the fixed account, and their are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of .80% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.75% (after expense reimbursement) of the daily net assets of the variable account. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.75%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.50%, 4.50% and 10.50%.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard (including non-tobacco). Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is $5 and is guaranteed not to exceed $7.50. Current values reflect a current monthly administrative expense charge of $5 and guaranteed values reflect the $7.50 maximum monthly administrative charge under the policy. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.


                                                      DEATH BENEFIT OPTION 1
                                          $2,000 ANNUAL PREMIUM: $43,165 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                          CURRENT VALUES

                                 0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN    GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

               ANNUAL                   NET      NET               NET       NET               NET        NET
           PREMIUMS PAID      ACCUM    VALUE    DEATH    ACCUM    SURR      DEATH     ACCUM    SURR      DEATH
  YEAR          AT 5%         VALUE     SURR   BENEFIT   VALUE    VALUE    BENEFIT    VALUE   VALUE     BENEFIT

    1       2,000    2,100    1,671    1,189    43,165    1,776    1,294    43,165     1,882    1,400    43,165

    2       2,000    4,305    3,314    2,832    43,165    3,629    3,147    43,165     3,956    3,475    43,165

    3       2,000    6,620    4,930    4,448    43,165    5,561    5,080    43,165     6,244    5,763    43,165

    4       2,000    9,051    6,520    6,062    43,165    7,578    7,121    43,165     8,769    8,312    43,165

    5       2,000   11,604    8,081    7,647    43,165    9,682    9,248    43,165    11,555   11,122    43,165

    6           0   12,184    7,755    7,346    43,165    9,906    9,497    43,165    12,549   12,140    43,165

    7           0   12,793    7,421    7,036    43,165   10,130    9,745    43,165    13,639   13,254    43,165

    8           0   13,433    7,077    6,716    43,165   10,352    9,991    43,165    14,837   14,475    43,165

    9           0   14,105    6,724    6,483    43,165   10,573   10,332    43,165    16,153   15,913    43,165

   10           0   14,810    6,357    6,357    43,165   10,790   10,790    43,165    17,601   17,601    43,165


   15           0   18,901    4,293    4,293    43,165   11,788   11,788    43,165    27,419   27,419    43,165

   20           0   24,124    1,573    1,573    43,165   12,424   12,424    43,165    43,700   43,700    53,315

   25           0   30,788      (*)      (*)       (*)   12,121   12,121    43,165    69,987   69,987    81,185

   30           0   39,295      (*)      (*)       (*)    9,520    9,520    43,165   112,321  112,321   120,183

   35           0   50,151      (*)      (*)       (*)    1,656    1,656    43,165   181,129  181,129   190,185

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                      DEATH BENEFIT OPTION 1
                                          $2,000 ANNUAL PREMIUM: $43,165 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                         GUARANTEED VALUES

                                0.00% HYPOTHETICAL          6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                              GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

               ANNUAL                   NET      NET               NET       NET                NET       NET
            PREMIUMS PAID     ACCUM    SURR     DEATH     ACCUM    SURR     DEATH      ACCUM    SURR     DEATH
  YEAR           AT 5%        VALUE    VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE    VALUE    BENEFIT

    1       2,000    2,100    1,578    1,096    43,165    1,680    1,199    43,165     1,783    1,302    43,165

    2       2,000    4,305    3,125    2,643    43,165    3,429    2,947    43,165     3,745    3,263    43,165

    3       2,000    6,620    4,642    4,160    43,165    5,248    4,766    43,165     5,904    5,422    43,165

    4       2,000    9,051    6,128    5,671    43,165    7,141    6,684    43,165     8,282    7,825    43,165

    5       2,000   11,604    7,584    7,151    43,165    9,114    8,680    43,165    10,906   10,472    43,165

    6           0   12,184    7,145    6,735    43,165    9,192    8,783    43,165    11,713   11,304    43,165

    7           0   12,793    6,687    6,302    43,165    9,253    8,868    43,165    12,590   12,204    43,165

    8           0   13,433    6,207    5,846    43,165    9,293    8,931    43,165    13,542   13,180    43,165

    9           0   14,105    5,700    5,459    43,165    9,306    9,065    43,165    14,575   14,334    43,165

   10           0   14,810    5,162    5,162    43,165    9,288    9,288    43,165    15,698   15,698    43,165


   15           0   18,901    1,838    1,838    43,165    8,541    8,541    43,165    23,071   23,071    43,165

   20           0   24,124      (*)      (*)       (*)    5,812    5,812    43,165    35,129   35,129    43,165

   25           0   30,788      (*)      (*)       (*)      (*)      (*)       (*)    55,050   55,050    63,858

   30           0   39,295      (*)      (*)       (*)      (*)      (*)       (*)    86,609   86,609    92,671

   35           0   50,151      (*)      (*)       (*)      (*)      (*)       (*)   137,483  137,483   144,357

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $7.50 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                      DEATH BENEFIT OPTION 2
                                          $2,000 ANNUAL PREMIUM: $40,605 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                          CURRENT VALUES

                                0.00% HYPOTHETICAL          6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                             GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

               ANNUAL                  NET       NET                NET        NET                 NET        NET
           PREMIUMS PAID       ACCUM   SURR     DEATH      ACCUM    SURR      DEATH      ACCUM     SURR      DEATH
  YEAR           AT 5%         VALUE   VALUE    BENEFIT    VALUE    VALUE     BENEFIT    VALUE     VALUE     BENEFIT

    1       2,000     2,100    1,673   1,220    42,278     1,778     1,325    42,384     1,884     1,431      42,489

    2       2,000     4,305    3,314   2,861    43,919     3,628     3,175    44,233     3,954     3,501      44,560

    3       2,000     6,620    4,921   4,468    45,526     5,550     5,097    46,155     6,230     5,777      46,835

    4       2,000     9,051    6,496   6,066    47,102     7,548     7,118    48,154     8,731     8,301      49,337

    5       2,000    11,604    8,036   7,628    48,641     9,623     9,215    50,228    11,478    11,071      52,084

    6       2,000    14,284    9,541   9,156    50,146    11,777    11,392    52,382    14,497    14,112      55,102

    7       2,000    17,098   11,010  10,647    51,615    14,012    13,650    54,617    17,813    17,451      58,419

    8       2,000    20,053   12,442  12,102    53,047    16,331    15,991    56,936    21,457    21,117      62,062

    9       2,000    23,156   13,838  13,612    54,444    18,737    18,511    59,343    25,461    25,234      66,066

   10       2,000    26,414   15,195  15,195    55,801    21,231    21,231    61,836    29,859    29,859      70,465


   15       2,000    45,315   21,582  21,582    62,187    35,358    35,358    75,964    59,598    59,598     100,203

   20       2,000    69,439   26,779  26,779    67,385    52,067    52,067    92,672   107,276   107,276     147,882

   25       2,000   100,227   30,327  30,327    70,932    71,359    71,359   111,964   183,588   183,588     224,194

   30       2,000   139,522   31,312  31,312    71,917    92,666    92,666   133,272   305,356   305,356     345,961

   35       2,000   189,673   28,568  28,568    69,173   114,920   114,920   155,526   499,671   499,671     540,277

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                      DEATH BENEFIT OPTION 2
                                          $2,000 ANNUAL PREMIUM: $40,605 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                         GUARANTEED VALUES

                                0.00% HYPOTHETICAL         6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                             GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN

                ANNUAL                 NET       NET               NET       NET                NET       NET
           PREMIUMS  PAID      ACCUM   SURR     DEATH     ACCUM    SURR     DEATH      ACCUM    SURR     DEATH
  YEAR           AT 5%         VALUE   VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE    VALUE    BENEFIT

    1       2,000     2,100    1,582   1,129    42,187    1,684    1,231    42,289     1,787    1,334    42,392

    2       2,000     4,305    3,125   2,672    43,731    3,428    2,975    44,033     3,743    3,289    44,348

    3       2,000     6,620    4,630   4,177    45,235    5,232    4,779    45,837     5,884    5,431    46,489

    4       2,000     9,051    6,095   5,665    46,701    7,099    6,668    47,704     8,228    7,798    48,833

    5       2,000    11,604    7,520   7,112    48,125    9,028    8,620    49,633    10,794   10,386    51,400

    6       2,000    14,284    8,902   8,516    49,507   11,021   10,636    51,626    13,603   13,218    54,208

    7       2,000    17,098   10,238   9,876    50,843   13,076   12,714    53,681    16,676   16,313    57,281

    8       2,000    20,053   11,526  11,187    52,132   15,193   14,853    55,799    20,036   19,697    60,642

    9       2,000    23,156   12,763  12,536    53,368   17,370   17,144    57,975    23,709   23,483    64,315

   10       2,000    26,414   13,944  13,944    54,550   19,606   19,606    60,211    27,723   27,723    68,328


   15       2,000    45,315   18,921  18,921    59,526   31,610   31,610    72,215    54,111   54,111    94,716

   20       2,000    69,439   21,873  21,873    62,479   44,610   44,610    85,215    95,085   95,085   135,690

   25       2,000   100,227   21,755  21,755    62,360   57,469   57,469    98,075   158,326  158,326   198,931

   30       2,000   139,522   16,799  16,799    57,404   67,891   67,891   108,497   255,411  255,411   296,016

   35       2,000   189,673    4,017   4,017    44,622   71,414   71,414   112,019   403,362  403,362   443,967

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $7.50 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                      DEATH BENEFIT OPTION 1
                                         $5,000 ANNUAL PREMIUM: $114,019 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 45

                                                          CURRENT VALUES

                                0.00% HYPOTHETICAL         6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                             GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

                ANNUAL                 NET      NET                NET      NET                  NET       NET
             PREMIUMS PAID     ACCUM   SURR    DEATH      ACCUM    SURR    DEATH       ACCUM     SURR     DEATH
  YEAR           AT 5%         VALUE   VALUE   BENEFIT    VALUE    VALUE   BENEFIT     VALUE     VALUE   BENEFIT

    1       5,000     5,250    4,298   3,025   114,019    4,565    3,293   114,019      4,833     3,561  114,019

    2       5,000    10,763    8,526   7,254   114,019    9,328    8,055   114,019     10,162     8,889  114,019

    3       5,000    16,551   12,684  11,412   114,019   14,295   13,023   114,019     16,037    14,765  114,019

    4       5,000    22,628   16,775  15,566   114,019   19,480   18,272   114,019     22,522    21,313  114,019

    5       5,000    29,010   20,793  19,648   114,019   24,888   23,742   114,019     29,675    28,530  114,019

    6           0    30,460   20,097  19,016   114,019   25,607   24,525   114,019     32,370    31,288  114,019

    7           0    31,983   19,382  18,364   114,019   26,334   25,316   114,019     35,329    34,311  114,019

    8           0    33,582   18,644  17,690   114,019   27,068   26,114   114,019     38,581    37,626  114,019

    9           0    35,261   17,886  17,250   114,019   27,811   27,175   114,019     42,160    41,523  114,019

   10           0    37,024   17,098  17,098   114,019   28,555   28,555   114,019     46,097    46,097  114,019


   15           0    47,254   12,658  12,658   114,019   32,294   32,294   114,019     72,813    72,813  114,019

   20           0    60,309    6,803   6,803   114,019   35,667   35,667   114,019    117,021   117,021  142,765

   25           0    76,971      (*)     (*)       (*)   37,655   37,655   114,019    188,506   188,506  218,667

   30           0    98,237      (*)     (*)       (*)   35,905   35,905   114,019    303,905   303,905  325,179

   35           0   125,378      (*)     (*)       (*)   25,759   25,759   114,019    491,641   491,641  516,223

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                      DEATH BENEFIT OPTION 1
                                         $5,000 ANNUAL PREMIUM: $114,019 SPECIFIED AMOUNT
                                            MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 45

                                                         GUARANTEED VALUES

                                0.00% HYPOTHETICAL         6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                             GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

                ANNUAL                 NET      NET                NET      NET                 NET        NET
             PREMIUMS PAID     ACCUM   SURR    DEATH      ACCUM    SURR    DEATH       ACCUM    SURR      DEATH
  YEAR           AT 5%         VALUE   VALUE   BENEFIT    VALUE    VALUE   BENEFIT     VALUE    VALUE    BENEFIT

    1       5,000     5,250    4,165   2,893   114,019    4,429    3,156   114,019     4,692    3,420    114,019

    2       5,000    10,763    8,254   6,981   114,019    9,039    7,767   114,019     9,857    8,584    114,019

    3       5,000    16,551   12,266  10,994   114,019   13,841   12,569   114,019    15,545   14,273    114,019

    4       5,000    22,628   16,203  14,994   114,019   18,844   17,635   114,019    21,814   20,605    114,019

    5       5,000    29,010   20,065  18,920   114,019   24,057   22,912   114,019    28,728   27,583    114,019

    6           0    30,460   19,197  18,115   114,019   24,557   23,476   114,019    31,147   30,065    114,019

    7           0    31,983   18,292  17,274   114,019   25,039   24,022   114,019    33,788   32,770    114,019

    8           0    33,582   17,344  16,390   114,019   25,496   24,542   114,019    36,673   35,719    114,019

    9           0    35,261   16,344  15,708   114,019   25,920   25,284   114,019    39,826   39,190    114,019

   10           0    37,024   15,285  15,285   114,019   26,302   26,302   114,019    43,276   43,276    114,019


   15           0    47,254    8,778   8,778   114,019   27,287   27,287   114,019    66,314   66,314    114,019

   20           0    60,309      (*)     (*)       (*)   25,345   25,345   114,019   104,483  104,483    127,470

   25           0    76,971      (*)     (*)       (*)   16,770   16,770   114,019   166,137  166,137    192,719

   30           0    98,237      (*)     (*)       (*)      (*)      (*)       (*)   264,541  264,541    283,058

   35           0   125,378      (*)     (*)       (*)      (*)      (*)       (*)   423,713  423,713    444,899

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $7.50 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $5,000 ANNUAL PREMIUM: $103,521 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 45

                                 CURRENT VALUES

                                0.00% HYPOTHETICAL          6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
                             GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN

                ANNUAL
               PREMIUMS         NET    NET                NET       NET                   NET        NET
                 PAID          ACCUM   SURR    DEATH      ACCUM     SURR     DEATH       ACCUM      SURR      DEATH
  YEAR           AT 5%         VALUE   VALUE   BENEFIT    VALUE     VALUE    BENEFIT     VALUE      VALUE     BENEFIT

    1       5,000     5,250    4,313   3,157   107,834     4,580     3,425   108,101      4,848      3,693    108,369

    2       5,000    10,763    8,545   7,390   112,066     9,347     8,192   112,868     10,180      9,025    113,702

    3       5,000    16,551   12,696  11,541   116,217    14,305    13,149   117,826     16,043     14,888    119,565

    4       5,000    22,628   16,767  15,669   120,288    19,463    18,366   122,984     22,493     21,396    126,015

    5       5,000    29,010   20,750  19,711   124,272    24,822    23,782   128,343     29,582     28,542    133,103

    6       5,000    35,710   24,650  23,668   128,171    30,393    29,411   133,914     37,376     36,394    140,898

    7       5,000    42,746   28,462  27,538   131,984    36,180    35,256   139,701     45,945     45,021    149,467

    8       5,000    50,133   32,186  31,319   135,707    42,190    41,323   145,711     55,366     54,500    158,887

    9       5,000    57,889   35,822  35,245   139,344    48,433    47,856   151,954     65,727     65,150    169,249

   10       5,000    66,034   39,365  39,365   142,886    54,912    54,912   158,433     77,117     77,117    180,638


   15       5,000   113,287   56,148  56,148   159,669    91,733    91,733   195,254    154,255    154,255    257,776

   20       5,000   173,596   70,150  70,150   173,671   135,657   135,657   239,179    278,346    278,346    381,867

   25       5,000   250,567   80,391  80,391   183,912   187,059   187,059   290,580    477,700    477,700    581,221

   30       5,000   348,804   84,916  84,916   188,437   245,176   245,176   348,697    797,182    797,182    900,704

   35       5,000   474,182   81,221  81,221   184,742   308,270   308,270   411,791  1,309,263  1,309,263  1,412,784

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                       DEATH BENEFIT OPTION 2
                                          $5,000 ANNUAL PREMIUM: $103,521 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 45

                                                         GUARANTEED VALUES

                                 0.00% HYPOTHETICAL         6.00% HYPOTHETICAL            12.00% HYPOTHETICAL
                              GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

                ANNUAL
                PREMIUMS                 NET      NET                 NET      NET                    NET        NET
                 PAID           ACCUM   SURR    DEATH      ACCUM     SURR     DEATH       ACCUM      SURR      DEATH
  YEAR           AT 5%          VALUE   VALUE   BENEFIT    VALUE     VALUE    BENEFIT     VALUE      VALUE     BENEFIT

    1       5,000      5,250    4,186   3,031   107,707     4,450     3,294   107,971      4,713      3,558    108,235

    2       5,000     10,763    8,281   7,126   111,803     9,067     7,911   112,588      9,884      8,728    113,405

    3       5,000     16,551   12,285  11,130   115,806    13,856    12,701   117,377     15,555     14,400    119,077

    4       5,000     22,628   16,195  15,098   119,716    18,823    17,725   122,344     21,778     20,680    125,299

    5       5,000     29,010   20,010  18,970   123,531    23,971    22,931   127,492     28,603     27,564    132,125

    6       5,000     35,710   23,726  22,744   127,247    29,303    28,321   132,824     36,090     35,108    139,611

    7       5,000     42,746   27,339  26,415   130,860    34,821    33,897   138,343     44,299     43,375    147,820

    8       5,000     50,133   30,842  29,975   134,363    40,527    39,660   144,048     53,298     52,431    156,819

    9       5,000     57,889   34,229  33,651   137,750    46,418    45,841   149,939     63,158     62,581    166,680

   10       5,000     66,034   37,495  37,495   141,016    52,497    52,497   156,018     73,963     73,963    177,484


   15       5,000    113,287   51,792  51,792   155,313    85,710    85,710   189,231    145,608    145,608    249,129

   20       5,000    173,596   61,807  61,807   165,328   123,228   123,228   226,749    258,515    258,515    362,037

   25       5,000    250,567   65,529  65,529   169,050   163,419   163,419   266,940    435,826    435,826    539,347

   30       5,000    348,804   59,582  59,582   163,103   202,566   202,566   306,087    713,500    713,500    817,021

   35       5,000    474,182   38,307  38,307   141,828   233,039   233,039   336,560  1,146,772  1,146,772  1,250,293

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $7.50 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                       DEATH BENEFIT OPTION 1
                                         $20,000 ANNUAL PREMIUM: $301,625 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                           CURRENT VALUES

                                0.00% HYPOTHETICAL          6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
                             GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN

                ANNUAL
               PREMIUMS                 NET      NET                 NET       NET                   NET        NET
                 PAID          ACCUM   SURR    DEATH      ACCUM     SURR     DEATH       ACCUM      SURR      DEATH
  YEAR           AT 5%         VALUE   VALUE   BENEFIT    VALUE     VALUE    BENEFIT     VALUE      VALUE     BENEFIT

    1      20,000    21,000   17,246  12,639   301,625    18,318    13,711   301,625     19,392     14,784    301,625

    2      20,000    43,050   34,218  29,611   301,625    37,437    32,830   301,625     40,785     36,178    301,625

    3      20,000    66,203   50,937  46,329   301,625    57,415    52,807   301,625     64,419     59,812    301,625

    4      20,000    90,513   67,401  63,024   301,625    78,293    73,916   301,625     90,540     86,163    301,625

    5      20,000   116,038   83,596  79,449   301,625   100,104    95,958   301,625    119,413    115,266    301,625

    6           0   121,840   80,906  76,989   301,625   103,165    99,249   301,625    130,500    126,583    301,625

    7           0   127,932   78,117  74,431   301,625   106,271   102,585   301,625    142,715    139,029    301,625

    8           0   134,329   75,201  71,746   301,625   109,404   105,948   301,625    156,179    152,723    301,625

    9           0   141,045   72,145  69,841   301,625   112,561   110,257   301,625    171,043    168,739    301,625

   10           0   148,097   68,954  68,954   301,625   115,755   115,755   301,625    187,493    187,493    301,625


   15           0   189,014   49,393  49,393   301,625   131,395   131,395   301,625    300,823    300,823    348,954

   20           0   241,235   19,138  19,138   301,625   144,329   144,329   301,625    486,304    486,304    520,345

   25           0   307,884      (*)     (*)       (*)   150,363   150,363   301,625    788,319    788,319    827,735

   30           0   392,947      (*)     (*)       (*)   140,942   140,942   301,625  1,271,902  1,271,902  1,335,497

   35           0   501,511      (*)     (*)       (*)    91,006    91,006   301,625  2,036,854  2,036,854  2,138,697

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                       DEATH BENEFIT OPTION 1
                                         $20,000 ANNUAL PREMIUM: $301,625 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                         GUARANTEED VALUES

                                0.00% HYPOTHETICAL         6.00% HYPOTHETICAL            12.00% HYPOTHETICAL
                             GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN
                ANNUAL
               PREMIUMS               NET       NET               NET       NET                  NET        NET
                 PAID        ACCUM   SURR      DEATH     ACCUM    SURR     DEATH       ACCUM     SURR      DEATH
  YEAR           AT 5%       VALUE   VALUE     BENEFIT   VALUE    VALUE    BENEFIT     VALUE     VALUE     BENEFIT

    1      20,000    21,000  16,107  11,499    301,625   17,145   12,537   301,625     18,184    13,577    301,625

    2      20,000    43,050  31,880  27,273    301,625   34,965   30,358   301,625     38,177    33,570    301,625

    3      20,000    66,203  47,335  42,728    301,625   53,516   48,908   301,625     60,208    55,601    301,625

    4      20,000    90,513  62,478  58,101    301,625   72,847   68,470   301,625     84,527    80,150    301,625

    5      20,000   116,038  77,313  73,166    301,625   93,015   88,869   301,625    111,425   107,279    301,625

    6           0   121,840  73,076  69,159    301,625   94,193   90,277   301,625    120,222   116,306    301,625

    7           0   127,932  68,523  64,837    301,625   95,142   91,456   301,625    129,796   126,110    301,625

    8           0   134,329  63,592  60,137    301,625   95,804   92,348   301,625    140,230   136,774    301,625

    9           0   141,045  58,215  55,911    301,625   96,119   93,815   301,625    151,628   149,325    301,625

   10           0   148,097  52,319  52,319    301,625   96,021   96,021   301,625    164,123   164,123    301,625


   15           0   189,014  12,046  12,046    301,625   86,589   86,589   301,625    250,337   250,337    301,625

   20           0   241,235     (*)     (*)        (*)   47,333   47,333   301,625    398,663   398,663    426,569

   25           0   307,884     (*)     (*)        (*)      (*)      (*)       (*)    638,828   638,828    670,769

   30           0   392,947     (*)     (*)        (*)      (*)      (*)       (*)  1,011,794 1,011,794  1,062,384

   35           0   501,511     (*)     (*)        (*)      (*)      (*)       (*)  1,573,016 1,573,016  1,651,667

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $7.50 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                       DEATH BENEFIT OPTION 2
                                         $20,000 ANNUAL PREMIUM: $271,462 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                           CURRENT VALUES

                                 0.00% HYPOTHETICAL             6.00% HYPOTHETICAL              12.00% HYPOTHETICAL
                              GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                ANNUAL
               PREMIUMS                   NET      NET                  NET        NET                   NET         NET
                 PAID          ACCUM     SURR    DEATH       ACCUM     SURR      DEATH        ACCUM     SURR       DEATH
  YEAR           AT 5%         VALUE     VALUE   BENEFIT     VALUE     VALUE     BENEFIT      VALUE     VALUE     BENEFIT

    1     20,000     21,000    17,298    13,151  288,760     18,370     14,223    289,832     19,442     15,296    290,904

    2     20,000     43,050    34,246    30,099  305,708     37,457     33,310    308,919     40,796     36,650    312,258

    3     20,000     66,203    50,855    46,709  322,317     57,299     53,153    328,761     64,265     60,118    335,727

    4     20,000     90,513    67,116    63,176  338,578     77,914     73,975    349,376     90,050     86,111    361,512

    5     20,000    116,038    82,994    79,262  354,456     99,296     95,564    370,758    118,353    114,621    389,815

    6     20,000    142,840    98,503    94,979  369,965    121,487    117,963    392,949    149,439    145,914    420,901

    7     20,000    170,982   113,634   110,317  385,096    144,508    141,191    415,970    183,581    180,264    455,043

    8     20,000    200,531   128,361   125,251  399,823    168,362    165,252    439,824    221,062    217,952    492,524

    9     20,000    231,558   142,677   140,604  414,139    193,075    191,002    464,537    262,215    260,141    533,677

   10     20,000    264,136   156,599   156,599  428,061    218,694    218,694    490,156    307,428    307,428    578,890


   15     20,000    453,150   220,839   220,839  492,301    362,421    362,421    633,883    611,568    611,568    883,030

   20     20,000    694,385   269,646   269,646  541,108    528,498    528,498    799,960  1,094,741  1,094,741  1,366,203

   25     20,000  1,002,269   297,796   297,796  569,258    715,032    715,032    986,494  1,862,319  1,862,319  2,133,781

   30     20,000  1,395,216   298,297   298,297  569,759    917,183    917,183  1,188,645  3,083,762  3,083,762  3,355,224

   35     20,000  1,896,726   258,982   258,982  530,444  1,122,561  1,122,561  1,394,023  5,029,049  5,029,049  5,300,511

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                       DEATH BENEFIT OPTION 2
                                         $20,000 ANNUAL PREMIUM: $271,462 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                         GUARANTEED VALUES

                              0.00% HYPOTHETICAL           6.00% HYPOTHETICAL            12.00% HYPOTHETICAL
                            GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN
             ANNUAL
            PREMIUMS                   NET       NET                 NET      NET                    NET         NET
              PAID           ACCUM    SURR     DEATH      ACCUM     SURR    DEATH        ACCUM      SURR       DEATH
  YEAR        AT 5%          VALUE    VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE      VALUE      BENEFIT

   1    20,000    21,000     16,210   12,063   287,672    17,247    13,100   288,709     18,285     14,139     289,747

   2    20,000    43,050     31,952   27,805   303,414    35,022    30,876   306,484     38,219     34,072     309,681

   3    20,000    66,203     47,218   43,071   318,680    53,335    49,189   324,797     59,956     55,809     331,418

   4    20,000    90,513     61,989   58,049   333,451    72,181    68,242   343,643     83,654     79,715     355,116

   5    20,000   116,038     76,238   72,506   347,700    91,550    87,818   363,012    109,481    105,749     380,943

   6    20,000   142,840     89,938   86,414   361,400   111,428   107,903   382,890    137,619    134,095     409,081

   7    20,000   170,982    103,059   99,742   374,521   131,797   128,480   403,259    168,266    164,949     439,728

   8    20,000   200,531    115,551  112,441   387,013   152,620   149,510   424,082    201,620    198,510     473,082

   9    20,000   231,558    127,364  125,291   398,827   173,857   171,783   445,319    237,898    235,825     509,360

  10    20,000   264,136    138,455  138,455   409,917   195,468   195,468   466,930    277,344    277,344     548,806


  15    20,000   453,150    181,584  181,584   453,046   307,734   307,734   579,196    532,612    532,612     804,074

  20    20,000   694,385    196,954  196,954   468,416   418,925   418,925   690,387    917,807    917,807   1,189,269

  25    20,000 1,002,269    169,899  169,899   441,361   509,435   509,435   780,897  1,493,080  1,493,080   1,764,542

  30    20,000 1,395,216     81,828   81,828   353,290   549,586   549,586   821,048  2,351,116  2,351,116   2,622,578

  35    20,000 1,896,726        (*)      (*)       (*)   486,060   486,060   757,522  3,623,823  3,623,823   3,895,285

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $7.50 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                       DEATH BENEFIT OPTION 1
                                         $20,000 ANNUAL PREMIUM: $205,135 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                                           CURRENT VALUES

                                 0.00% HYPOTHETICAL           6.00% HYPOTHETICAL            12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN

                ANNUAL
                PREMIUMS                NET       NET                 NET       NET                   NET         NET
                 PAID          ACCUM   SURR     DEATH      ACCUM     SURR     DEATH       ACCUM      SURR       DEATH
  YEAR           AT 5%         VALUE   VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE      VALUE     BENEFIT

    1      20,000     21,000   16,645  11,758   205,135    17,701    12,814   205,135     18,758     13,871    205,135

    2      20,000     43,050   33,017  28,131   205,135    36,177    31,290   205,135     39,465     34,578    205,135

    3      20,000     66,203   49,143  44,256   205,135    55,501    50,614   205,135     62,382     57,496    205,135

    4      20,000     90,513   65,029  60,387   205,135    75,738    71,096   205,135     87,796     83,154    205,135

    5      20,000    116,038   80,710  76,312   205,135    96,991    92,593   205,135    116,069    111,671    205,135

    6           0    121,840   77,395  73,241   205,135    99,418    95,265   205,135    126,538    122,385    205,135

    7           0    127,932   73,834  69,925   205,135   101,795    97,885   205,135    138,136    134,227    205,135

    8           0    134,329   70,003  66,338   205,135   104,116   100,452   205,135    151,043    147,378    205,135

    9           0    141,045   65,862  63,418   205,135   106,373   103,930   205,135    165,468    163,025    205,135

   10           0    148,097   61,348  61,348   205,135   108,539   108,539   205,135    181,661    181,661    205,135


   15           0    189,014   30,920  30,920   205,135   117,386   117,386   205,135    293,969    293,969    308,667

   20           0    241,235      (*)     (*)       (*)   120,208   120,208   205,135    474,058    474,058    497,761

   25           0    307,884      (*)     (*)       (*)   107,590   107,590   205,135    758,927    758,927    796,873

   30           0    392,947      (*)     (*)       (*)    47,357    47,357   205,135  1,218,524  1,218,524  1,230,709

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                       DEATH BENEFIT OPTION 1
                                         $20,000 ANNUAL PREMIUM: $205,135 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                                         GUARANTEED VALUES

                                 0.00% HYPOTHETICAL         6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                              GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

                ANNUAL
               PREMIUMS                 NET       NET                NET       NET                  NET       NET
                 PAID          ACCUM   SURR     DEATH      ACCUM    SURR     DEATH      ACCUM     SURR      DEATH
  YEAR           AT 5%         VALUE   VALUE    BENEFIT    VALUE    VALUE    BENEFIT    VALUE     VALUE    BENEFIT

    1      20,000     21,000   14,230   9,343   205,135    15,214   10,328   205,135    16,202    11,315   205,135

    2      20,000     43,050   28,144  23,257   205,135    31,031   26,145   205,135    34,044    29,157   205,135

    3      20,000     66,203   41,777  36,891   205,135    47,543   42,656   205,135    53,805    48,918   205,135

    4      20,000     90,513   55,164  50,522   205,135    64,856   60,214   205,135    75,819    71,177   205,135

    5      20,000    116,038   68,334  63,937   205,135    83,094   78,697   205,135   100,492    96,094   205,135

    6           0    121,840   62,097  57,943   205,135    82,032   77,879   205,135   106,803   102,650   205,135

    7           0    127,932   55,116  51,207   205,135    80,353   76,444   205,135   113,610   109,701   205,135

    8           0    134,329   47,214  43,549   205,135    77,903   74,238   205,135   120,984   117,319   205,135

    9           0    141,045   38,178  35,734   205,135    74,497   72,054   205,135   129,034   126,590   205,135

   10           0    148,097   27,769  27,769   205,135    69,925   69,925   205,135   137,916   137,916   205,135


   15           0    189,014      (*)     (*)       (*)    18,507   18,507   205,135   205,673   205,673   215,956

   20           0    241,235      (*)     (*)       (*)       (*)      (*)       (*)   325,362   325,362   341,630

   25           0    307,884      (*)     (*)       (*)       (*)      (*)       (*)   505,449   505,449   530,722

   30           0    392,947      (*)     (*)       (*)       (*)      (*)       (*)   791,368   791,368   799,282

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $7.50 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                       DEATH BENEFIT OPTION 2
                                         $20,000 ANNUAL PREMIUM: $194,739 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                                           CURRENT VALUES

                                 0.00% HYPOTHETICAL           6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
                              GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN

                ANNUAL
               PREMIUMS                  NET       NET                 NET      NET                   NET         NET
                 PAID          ACCUM    SURR     DEATH      ACCUM     SURR     DEATH       ACCUM     SURR       DEATH
  YEAR           AT 5%         VALUE    VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE     VALUE      BENEFIT

    1     20,000     21,000    16,573    11,934  211,311    17,621    12,983   212,360     18,671     14,032    213,410

    2     20,000     43,050    32,689    28,050  227,427    35,805    31,166   230,544     39,048     34,409    233,787

    3     20,000     66,203    48,339    43,700  243,077    54,560    49,922   249,299     61,291     56,652    256,030

    4     20,000     90,513    63,488    59,081  258,226    73,868    69,461   268,607     85,547     81,141    280,286

    5     20,000    116,038    78,126    73,951  272,865    93,736    89,561   288,475    112,008    107,833    306,747

    6     20,000    142,840    92,247    88,304  286,985   114,173   110,230   308,912    140,884    136,941    335,623

    7     20,000    170,982   105,798   102,087  300,537   135,144   131,433   329,883    172,364    168,652    367,102

    8     20,000    200,531   118,773   115,294  313,512   156,656   153,177   351,395    206,698    203,219    401,436

    9     20,000    231,558   131,149   128,829  325,887   178,700   176,381   373,439    244,149    241,830    438,888

   10     20,000    264,136   142,874   142,874  337,613   201,240   201,240   395,978    284,977    284,977    479,716


   15     20,000    453,150   192,576   192,576  387,315   322,885   322,885   517,624    554,333    554,333    749,071

   20     20,000    694,385   220,318   220,318  415,057   452,791   452,791   647,530    970,524    970,524  1,165,262

   25     20,000  1,002,269   217,526   217,526  412,265   581,357   581,357   776,096  1,613,629  1,613,629  1,808,368

   30     20,000  1,395,216   173,599   173,599  368,338   693,275   693,275   888,014  2,610,356  2,610,356  2,805,095

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                       DEATH BENEFIT OPTION 2
                                         $20,000 ANNUAL PREMIUM: $194,739 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                                         GUARANTEED VALUES

                               0.00% HYPOTHETICAL           6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
                            GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN

              ANNUAL
             PREMIUMS                 NET       NET                 NET       NET                   NET         NET
               PAID          ACCUM    SURR     DEATH      ACCUM     SURR     DEATH       ACCUM      SURR      DEATH
  YEAR         AT 5%         VALUE    VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE      VALUE     BENEFIT

   1     20,000    21,000    14,089    9,450   208,828    15,058    10,419   209,797     16,030     11,391    210,768

   2     20,000    43,050    27,502   22,863   222,240    30,300    25,661   225,039     33,219     28,580    227,957

   3     20,000    66,203    40,213   35,574   234,951    45,698    41,060   240,437     51,650     47,012    246,389

   4     20,000    90,513    52,188   47,781   246,926    61,213    56,807   255,952     71,405     66,999    266,144

   5     20,000   116,038    63,376   59,201   258,115    76,787    72,612   271,526     92,556     88,381    287,294

   6     20,000   142,840    73,708   69,765   268,447    92,338    88,395   287,077    115,158    111,215    309,897

   7     20,000   170,982    83,097   79,386   277,835   107,761   104,050   302,500    139,256    135,545    333,995

   8     20,000   200,531    91,429   87,949   286,167   122,921   119,442   317,659    164,871    161,392    359,609

   9     20,000   231,558    98,595   96,275   293,333   137,676   135,356   332,414    192,025    189,705    386,763

  10     20,000   264,136   104,503  104,503   299,242   151,896   151,896   346,635    220,762    220,762    415,500


  15     20,000   453,150   113,030  113,030   307,768   211,043   211,043   405,782    391,195    391,195    585,933

  20     20,000   694,385    75,773   75,773   270,511   232,666   232,666   427,405    610,524    610,524    805,263

  25     20,000 1,002,269       (*)      (*)       (*)   178,177   178,177   372,915    875,543    875,543  1,070,282

  30     20,000 1,395,216       (*)      (*)       (*)       (*)       (*)       (*)  1,181,544  1,181,544  1,376,283

(1)    ASSUMES NO POLICY LOANS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $7.50 PER MONTH.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-A as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VL Separate Account-A as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1998

ASSETS:

   Investments at market value:

      American Century VP - American Century VP Advantage (ACVPAdv)
         73,117 shares (cost $387,261)....................................                $    507,433

      American Century VP - American Century VP Balanced (ACVPBal)
         26,320 shares (cost $203,864)....................................                     219,511

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         13,980 shares (cost $110,839)....................................                     126,097

      American Century VP - American Century VP International (ACVPInt)
         7,480 shares (cost $51,409)  ....................................                      56,995

      American Century VP - American Century VP Value (ACVPValue)
         15,487 shares (cost $102,922)....................................                     104,229

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         10,150 shares (cost $278,532)....................................                     315,458

      Dreyfus Stock Index Fund (DryStkIx)
         209,328 shares (cost $6,031,508).................................                   6,807,347

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         90,733 shares (cost $2,925,226)..................................                   3,276,382

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         16,078 shares (cost $327,055)....................................                     363,854

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         121,794 shares (cost $2,805,332).................................                   3,096,002

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         4,482 shares (cost $168,986).....................................                     201,125

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         38,853 shares (cost $426,465)....................................                     447,974

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         41,510 shares (cost $788,922)....................................                     832,268

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         207,022 shares (cost $3,464,350).................................                   3,759,520

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         13,011 shares (cost $273,524)....................................                     317,999

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         74,997 shares (cost $1,498,855)..................................                   1,715,939

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         7,377 shares (cost $56,335)......................................                      44,998

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         85,026 shares (cost $2,057,893)..................................                   2,260,835


      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         96,946 shares (cost $1,132,377)....................................                 1,133,300

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         10,498,485 shares (cost $10,498,485)...............................                10,498,485

      Nationwide SAT - Small Company Fund (NSATSmCo)
         13,038 shares (cost $195,477)......................................                   208,733

      Nationwide SAT - Total Return Fund (NSATTotRe)
         10,090 shares (cost $176,901)......................................                   185,661

      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         146,708 shares (cost $1,989,653)...................................                 2,027,510

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         3,368 shares (cost $73,987)........................................                    88,555

      Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat)
         781 shares (cost $12,086)..........................................                    12,753

      Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)
         161,275 shares (cost $2,902,761)...................................                 3,052,927

      Oppenheimer VAF - Bond Fund (OppBdFd)
         41,079 shares (cost $497,916)......................................                   506,090

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         99,716 shares (cost $2,076,362)....................................                 2,200,742

      Oppenheimer VAF - Growth Fund (OppGro)
         4,856 shares (cost $154,641).......................................                   178,073

      Oppenheimer VAF - Multiple Stategies Fund (OppMult)
         4,654 shares (cost $77,151)........................................                    79,352

      Strong Opportunity Fund II, Inc. (StOpp2)
         131,567 shares (cost $2,583,131)...................................                 2,857,641

      Strong VIF - Strong Discovery Fund II (StDisc2)
         373 shares (cost $4,038)...........................................                     4,746

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         5,979 shares (cost $54,708)........................................                    52,492

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         18,923 shares (cost $261,385)......................................                   260,376

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         10,988 shares (cost $122,174)......................................                   120,758

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         4,982 shares (cost $52,489)........................................                    58,691

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         94,847 shares (cost $1,339,482)....................................                 1,518,505
                                                                                             ---------

            Total assets....................................................                49,499,356

Accounts payable............................................................                   122,302
                                                                                             ---------
Contract owners' equity.....................................................              $ 49,377,054
                                                                                           ===========

                                                                                                            Annual
Contract owners' equity represented by:                       Units               Unit  Value               Return*
                                                              ------               ----------               -------

Multiple Payment Contracts and Flexible Premium Contracts:
      American Century - Advantage........................       486              $ 18.492009 $      8,987              16%

      American Century - Advantage

        Initial Funding by Depositor (note 1a)............    25,000                19.938436      498,461              17%

      Fidelity VIP - Growth Portfolio.....................     1,569                33.916141       53,214              38%

      Nationwide SAT - Capital Appreciation Fund..........       158                31.669989        5,004              29%

      Nationwide SAT - Government Bond Fund...............       664                18.081576       12,006               8%

      Nationwide SAT - Money Market Fund..................        78                13.319323        1,039               4%

      Nationwide SAT - Total Return Fund..................       499                33.070880       16,502              17%

      Neuberger & Berman - Balanced Portfolio.............       613                20.803745       12,753              11%


Corporate Variable Universal Life Contracts:
(policy years 1 through 4):

      American Century Portfolios, Inc. - Balanced........    18,820                11.626919      218,819              15%

      American Century Portfolios, Inc. -
        Capital Appreciation..............................    14,644                 8.596963      125,894              (3)%

      American Century Portfolios, Inc. -
        International.....................................     4,839                11.765055       56,931              18%

      American Century Portfolios, Inc. - Value...........     9,728                10.691622      104,008               4%

      The Dreyfus Socially Responsible
        Growth Fund, Inc..................................    24,028                13.111780      315,050              29%

      Dreyfus - Stock Index Fund..........................   509,049                13.339484    6,790,451              27%

      Dreyfus - Capital Appreciation Portfolio............   245,320                13.330093    3,270,138              29%

      Dreyfus - Growth and Income Portfolio...............    32,602                11.137968      363,120              11%

      Fidelity VIP - Equity-Income Portfolio..............   267,408                11.555353    3,089,994              11%

      Fidelity VIP - Growth Portfolio.....................     9,901                14.020364      138,816              39%

      Fidelity VIP - High Income Portfolio................    45,265                 9.869575      446,746              (5)%

      Fidelity VIP - Overseas Portfolio...................    76,632                10.841633      830,816              12%

      Fidelity VIP-II - Asset Manager Portfolio...........   318,265                11.787372    3,751,508              14%

      Fidelity VIP-II - Contrafund Portfolio..............    24,074                13.186342      317,448              29%

      Fidelity VIP-III -
        Growth Opportunities Portfolio....................   131,097                13.061294    1,712,296              24%

Morgan Stanley -

      Emerging Markets Debt Portfolio...................       6,562                 6.844561       44,914             (29)%

      Nationwide SAT - Capital Appreciation Fund........     165,868                13.565122    2,250,020              29%

      Nationwide SAT - Government Bond Fund.............      98,753                11.296453    1,115,559               8%

      Nationwide SAT - Money Market Fund................     985,202                10.628993   10,471,705               5%

      Nationwide SAT - Small Company Fund...............      20,994                 9.917667      208,212               0%

      Nationwide SAT - Total Return Fund................      13,948                12.096435      168,721              17%

      Neuberger & Berman - Growth Portfolio.............       7,607                11.567509       87,994              15%

      Neuberger & Berman -
        Limited Maturity Bond Portfolio.................     191,330                10.566217    2,021,634               4%

      Neuberger & Berman - Partners Portfolio...........     288,166                10.569546    3,045,784               4%

      Oppenheimer - Bond Fund...........................      45,668                11.060180      505,096               6%

      Oppenheimer - Global Securities Fund..............     190,998                11.498009    2,196,097              13%

      Oppenheimer - Growth Fund.........................      14,424                12.324954      177,775              23%

      Oppenheimer - Multiple Strategies Fund............       7,326                10.801052       79,129               6%

      Strong - Opportunity Fund II......................     249,437                11.434594    2,852,211              13%

      Strong VIP - Strong Discovery Fund II.............         465                10.200413        4,743               7%

      Strong VIP - International Stock Fund II..........       6,409                 8.175124       52,394              (5)%

      Van Kampen American Capital LIT
        Real Estate Securities Fund.....................      27,181                 9.560744      259,871             (12)%

      Warburg Pincus Trust International

        Equity Portfolio................................      13,041                 9.241653      120,520               5%

      Warburg Pincus Trust Post Venture

        Capital Portfolio...............................       5,675                10.325823       58,599               6%

      Warburg Pincus Trust Small Company

        Growth Portfolio................................     154,150                 9.835063    1,516,075              (3)%
                                                             =======                 ========    ---------
                                                                                              $ 49,377,054
                                                                                                ==========


* The annual return does not include contract charges satisfied by surrendering units.








See accompanying notes to financial statements.

                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                       TOTAL                                           ACVPADV
                                   ---------------------------------------------    ----------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $      646,514           8,040          10,646           9,771           5,992            8,663
  Mortality and expense charges
    (note 3)...................          (151,794)           (795)           (722)            (71)           (645)            (587)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....           494,720           7,245           9,924           9,700           5,347            8,076
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................        35,415,399          33,699          16,003           1,525             377                -
  Cost of mutual funds sold....       (35,903,585)        (28,831)        (14,209)         (1,311)           (315)               -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........          (488,186)          4,868           1,794             214              62                -
  Change in unrealized gain (loss)
    on investments.............         3,222,056          29,307           8,266          27,703          22,147            7,086
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      2,733,870          34,175          10,060          27,917          22,209            7,086
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....           149,622          23,407          21,139          36,765          21,011           16,600
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         3,378,212          64,827          41,123          74,382          48,567           31,762
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............        47,374,274          14,070          24,097           1,158           2,047            2,411
  Transfers between funds......                 -               -               -               -               -                -
  Surrenders...................           (18,421)        (23,075)         (6,042)              -               -               (6)
  Death benefits (note 4)......           (25,069)              -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................            (9,541)         13,620           3,498               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -          (4,334)              -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (1,853,909)         (8,935)        (12,114)         (1,563)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..        45,467,334          (8,654)          9,439            (405)          2,047            2,405
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............        48,845,546          56,173          50,562          73,977          50,614           34,167
CONTRACT OWNERS' EQUITY BEGINNING
                                          531,508         475,335         424,773         433,471         382,857          348,690
CONTRACT OWNERS' EQUITY            --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................    $   49,377,054         531,508         475,335         507,448         433,471          382,857
                                   ==============  ==============  ==============  ==============   =============   ==============

                                                      ACVPBAL
                                   -----------------------------------------------
                                        1998             1997            1996
                                   --------------   --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -                -               -
  Mortality and expense charges
    (note 3)...................              (923)               -               -
                                   --------------   --------------  --------------
    Net investment activity....              (923)               -               -
                                   --------------   --------------  --------------

  Proceeds from mutual fund
    shares sold................            96,716                -               -
  Cost of mutual funds sold....           (93,298)               -               -
                                   --------------   --------------  --------------
    Realized gain (loss)
      on investments...........             3,418                -               -
  Change in unrealized gain (loss)
    on investments.............            15,647                -               -
                                   --------------   --------------  --------------
    Net gain (loss) on investments         19,065                -               -
                                   --------------   --------------  --------------
  Reinvested capital gains.....                 -                -               -
                                   --------------   --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            18,142                -               -
                                   --------------   --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............           267,848                -               -
  Transfers between funds......           (55,648)               -               -
  Surrenders...................                 -                -               -
  Death benefits (note 4)......                 -                -               -
  Policy loans (net of repayments)
    (note 5)...................                 -                -               -
  Deductions for surrender charges
    (note 2d)..................                 -                -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (11,523)               -               -
                                   --------------   --------------  --------------
      Net equity transactions..           200,677                -               -
                                   --------------   --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           218,819                -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -                -               -
CONTRACT OWNERS' EQUITY            --------------   --------------  --------------
  END OF PERIOD................    $      218,819                -               -
                                   ==============   ==============  ==============


                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                     ACVPCAPAP                                         ACVPINT

                                  ---------------------------------------------    ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                  -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........   $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................             (422)              -               -            (134)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....             (422)              -               -            (134)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................          279,714               -               -         126,140               -                -
  Cost of mutual funds sold....         (276,016)              -               -        (131,696)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            3,698               -               -          (5,556)              -                -
  Change in unrealized gain (loss)
    on investments.............           15,258               -               -           5,586               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        18,956               -               -              30               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....              130               -               -               -               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........           18,664               -               -            (104)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          336,228               -               -          24,566               -                -
  Transfers between funds......         (223,889)              -               -          34,693               -                -
  Surrenders...................                -               -               -               -               -                -
  Death benefits (note 4)......                -               -               -            (550)              -                -
  Policy loans (net of repayments)
    (note 5)...................                -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (5,109)              -               -          (1,674)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..          107,230               -               -          57,035               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          125,894               -               -          56,931               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                -               -               -               -               -                -
CONTRACT OWNERS' EQUITY           --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................   $      125,894               -               -          56,931               -                -
                                  ==============  ==============  ==============  ==============   =============   ==============


                                                     ACVPVALUE
                                  ----------------------------------------------
                                       1998            1997            1996
                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........   $           16               -               -
  Mortality and expense charges
    (note 3)...................             (294)              -               -
                                  --------------  --------------  --------------
    Net investment activity....             (278)              -               -
                                  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            6,438               -               -
  Cost of mutual funds sold....           (7,114)              -               -
                                  --------------  --------------  --------------
    Realized gain (loss)
      on investments...........             (676)              -               -
  Change in unrealized gain (loss)
    on investments.............            1,306               -               -
                                  --------------  --------------  --------------
    Net gain (loss) on investments           630               -               -
                                  --------------  --------------  --------------
  Reinvested capital gains.....              184               -               -
                                  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........              536               -               -
                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          114,633               -               -
  Transfers between funds......           (6,576)              -               -
  Surrenders...................                -               -               -
  Death benefits (note 4)......                -               -               -
  Policy loans (net of repayments)
    (note 5)...................                -               -               -
  Deductions for surrender charges
    (note 2d)..................                -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (4,585)              -               -
                                  --------------  --------------  --------------
      Net equity transactions..          103,472               -               -
                                  --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          104,008               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                -               -               -
CONTRACT OWNERS' EQUITY           --------------  --------------  --------------
  END OF PERIOD................   $
                                         104,008               -               -
                                  ==============  ==============  ==============


                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                   DRYSRGRO                                         DRYSTKIX
                                 ----------------------------------------------  -----------------------------------------------
                                      1998            1997            1996             1998            1997            1996
                                 --------------  -------------   -------------   -------------    -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          484               -               -          50,776               -                -
  Mortality and expense charges
    (note 3)...................            (754)              -               -         (18,196)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (270)              -               -          32,580               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           6,526               -               -         435,823               -                -
  Cost of mutual funds sold....          (6,519)              -               -        (441,804)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........               7               -               -          (5,981)              -                -
  Change in unrealized gain (loss)
    on investments.............          36,926               -               -         775,840               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       36,933               -               -         769,859               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....          10,865               -               -           9,613               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          47,528               -               -         812,052               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         179,953               -               -       2,697,202               -                -
  Transfers between funds......          98,530               -               -       3,507,438               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (10,961)              -               -        (226,241)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         267,522               -               -       5,978,399               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         315,050               -               -       6,790,451               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      315,050               -               -       6,790,451               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                  DRYCAPAP
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........         17,678               -               -
  Mortality and expense charges
    (note 3)...................         (8,408)              -               -
                                 -------------  --------------  --------------
    Net investment activity....          9,270               -               -
                                 -------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         56,858               -               -
  Cost of mutual funds sold....        (58,027)              -               -
                                 -------------  --------------  --------------
    Realized gain (loss)
      on investments...........         (1,169)              -               -
  Change in unrealized gain (loss)
    on investments.............        351,157               -               -
                                --------------  --------------  --------------
    Net gain (loss) on investments     349,988               -               -
                                 -------------  --------------  --------------
  Reinvested capital gains.....              2               -               -
                                 -------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........        359,260               -               -
                                 -------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............      1,389,597               -               -
  Transfers between funds......      1,576,343               -               -
  Surrenders...................              -               -               -
  Death benefits (note 4)......              -               -               -
  Policy loans (net of repayments)
    (note 5)...................              -               -               -
  Deductions for surrender charges
    (note 2d).................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (55,062)              -               -
                                --------------  --------------  --------------
      Net equity transactions..      2,910,878               -               -
                                --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............      3,270,138               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...................               -               -               -
CONTRACT OWNERS' EQUITY         --------------  --------------  --------------
  END OF PERIOD................ $    3,270,138               -               -
                                ==============  ==============  ==============

                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   DRYGRINC                                         FIDVIPEI
                                 ---------------------------------------------    ---------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $        1,650               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (866)              -               -          (7,345)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....             784               -               -          (7,345)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           5,500               -               -         873,277               -                -
  Cost of mutual funds sold....          (6,178)              -               -        (900,730)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            (678)              -               -         (27,453)              -                -
  Change in unrealized gain (loss)
    on investments.............          36,799               -               -         290,670               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       36,121               -               -         263,217               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....              96               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          37,001               -               -         255,872               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         339,972               -               -       1,561,165               -                -
  Transfers between funds......          (1,551)              -               -       1,354,321               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -          (3,754)              -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (12,302)              -               -         (77,610)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         326,119               -               -       2,834,122               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         363,120               -               -       3,089,994               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.....................              -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      363,120               -               -       3,089,994               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============


                                                   FIDVIPGR
                                 ----------------------------------------------
                                       1998           1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          217             249              97
  Mortality and expense charges
    (note 3)...................            (827)            (65)            (60)
                                 --------------  --------------  --------------
    Net investment activity....            (610)            184              37
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          40,958           9,806           4,688
  Cost of mutual funds sold....         (28,248)         (6,287)         (3,562)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........          12,710           3,519           1,126
  Change in unrealized gain (loss)
    on investments.............          18,980           3,665           1,552
                                 --------------  --------------  --------------
    Net gain (loss) on investments         31,690           7,184           2,678
                                 --------------  --------------  --------------
  Reinvested capital gains.....           5,679           1,112           2,450
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          36,759           8,480           5,165
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          90,635           3,392           5,481
  Transfers between funds......          31,354            (117)              -
  Surrenders...................               -         (10,177)         (2,960)
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................             546           3,798            (724)
  Deductions for surrender charges
    (note 2d)..................               -          (1,911)              -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (9,764)         (1,302)         (1,828)
                                 --------------  --------------  --------------
      Net equity transactions..         112,771          (6,317)            (31)
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         149,530           2,163           5,134
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.....................         42,500          40,337          35,203
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $      192,030          42,500          40,337
                                 ==============  ==============  ==============

                                                                     (Continued)



                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   FIDVIPHI                                         FIDVIPOV
                                 ---------------------------------------------   ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 --------------  -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................          (1,101)              -               -          (2,118)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....          (1,101)              -               -          (2,118)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................       1,614,239               -               -           8,873               -                -
  Cost of mutual funds sold....      (1,742,660)              -               -          (9,390)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........        (128,421)              -               -            (517)              -                -
  Change in unrealized gain (loss)
    on investments.............          21,509               -               -          43,345               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments     (106,912)              -               -          42,828               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........        (108,013)              -               -          40,710               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         371,525               -               -         555,121               -                -
  Transfers between funds......         209,922               -               -         249,878               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......          (3,869)              -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (22,819)              -               -         (14,893)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         554,759               -               -         790,106               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         446,746               -               -         830,816               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      446,746               -               -         830,816               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   FIDVIPAM
                                 ---------------------------------------------
                                     1998            1997            1996
                                 -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -
  Mortality and expense charges
    (note 3)...................          (9,891)              -               -
                                 --------------  --------------  --------------
    Net investment activity....          (9,891)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         163,186               -               -
  Cost of mutual funds sold....        (167,191)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........          (4,005)              -               -
  Change in unrealized gain (loss)
    on investments.............         295,169               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments      291,164               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....               -               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         281,273               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............       1,469,777               -               -
  Transfers between funds......       2,083,152               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (82,694)              -               -
                                 --------------  --------------  --------------
      Net equity transactions..       3,470,235               -               -
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       3,751,508               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $    3,751,508               -               -
                                 ==============  ==============  ==============




                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   FIDVIPCON                                       FIDVIPGROP
                                 ---------------------------------------------   ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (834)              -               -          (4,084)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (834)              -               -          (4,084)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................          11,580               -               -           8,736               -                -
  Cost of mutual funds sold....         (11,300)              -               -          (8,768)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........             280               -               -             (32)              -                -
  Change in unrealized gain (loss)
    on investments.............          44,475               -               -         217,085               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       44,755               -               -         217,053               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          43,921               -               -         212,969               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         227,675               -               -         496,204               -                -
  Transfers between funds......          54,742               -               -       1,030,094               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (8,890)              -               -         (26,971)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         273,527               -               -       1,499,327               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         317,448               -               -       1,712,296               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      317,448               -               -       1,712,296               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   MSEMMKT
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........          4,872               -               -
  Mortality and expense charges
    (note 3)...................           (120)              -               -
                                 -------------  --------------  --------------
    Net investment activity....          4,752               -               -
                                 -------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          6,713               -               -
  Cost of mutual funds sold....         (7,026)              -               -
                                 -------------  --------------  --------------
    Realized gain (loss)
      on investments...........           (313)              -               -
  Change in unrealized gain (loss)
    on investments.............        (11,337)              -               -
                                 -------------  --------------  --------------
    Net gain (loss) on investments     (11,650)              -               -
                                 -------------  --------------  --------------
  Reinvested capital gains.....              -               -               -
                                 -------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         (6,898)              -               -
                                 -------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         56,550               -               -
  Transfers between funds......         (2,968)              -               -
  Surrenders...................              -               -               -
  Death benefits (note 4)......              -               -               -
  Policy loans (net of repayments)
    (note 5)...................              -               -               -
  Deductions for surrender charge
    (note 2d)..................              -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (1,770)              -               -
                                 -------------  --------------  --------------
      Net equity transactions..         51,812               -               -
                                 -------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         44,914               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................              -               -               -
CONTRACT OWNERS' EQUITY          -------------  --------------  --------------
  END OF PERIOD................  $      44,914               -               -
                                 ==============  ==============  ==============



                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NSATCAPAP                                        NSATGVTBD
                                 ----------------------------------------------  ----------------------------------------------
                                      1998             1997            1996           1998             1997            1996
                                 --------------  --------------  --------------  -------------    -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $        9,739              37              21          37,511             827              991
  Mortality and expense charges
    (note 3)...................          (6,021)             (8)             (2)         (3,182)            (25)             (26)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....           3,718              29              19          34,329             802              965
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         212,711              97             194       1,076,570           7,321            1,316
  Cost of mutual funds sold....        (219,787)            (55)           (138)     (1,071,059)         (6,800)          (1,277)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........          (7,076)             42              56           5,511             521               39
  Change in unrealized gain (loss)
    on investments.............         202,050             472             205             433             (59)            (447)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      194,974             514             261           5,944             462             (408)
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....          62,464             192              45           5,369               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         261,156             735             325          45,642           1,264              557
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         378,599             181             224         437,723           2,913            6,917
  Transfers between funds......       1,683,884           6,557               -         685,162            (592)               -
  Surrenders...................               -               -              (7)              -          (7,742)             (31)
  Death benefits (note 4)......               -               -               -          (4,142)              -                -
  Policy loans (net of repayments)
    (note 5)...................          (5,169)             38            (162)              -           3,686              (67)
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -          (1,454)               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (72,485)              -               -         (50,895)         (1,414)          (4,512)
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..       1,984,829           6,776              55       1,067,848          (4,603)           2,307
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       2,245,985           7,511             380       1,113,490          (3,339)           2,864
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................           9,039           1,528           1,148          14,075          17,414           14,550
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $    2,255,024           9,039           1,528       1,127,565          14,075           17,414
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                   NSATMYMKT
                                 ----------------------------------------------
                                      1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $      504,998             547             374
  Mortality and expense charges
    (note 3)...................         (51,084)             (9)            (10)
                                 --------------  --------------  --------------
    Net investment activity....         453,914             538             364
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................      26,194,791          11,959           4,261
  Cost of mutual funds sold....     (26,194,791)        (11,959)         (4,261)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........               -               -               -
  Change in unrealized gain (loss)
    on investments.............               -               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments            -               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....               -               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         453,914             538             364
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............      31,739,658             482           4,753
  Transfers between funds......     (20,876,682)        (10,338)              -
  Surrenders...................         (18,421)              -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -           2,385           4,827
  Deductions for surrender charges
    (note 2d)..................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (826,847)         (2,144)         (1,666)
                                 --------------  --------------  --------------
      Net equity transactions..      10,017,708          (9,615)          7,914
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............      10,471,622          (9,077)          8,278
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................           1,122          10,199           1,921
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $   10,472,744           1,122          10,199
                                 ==============  ==============  ==============


                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NSATSMCO                                         NSATTOTRE
                                 ---------------------------------------------    ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -           1,289             213              210
  Mortality and expense charges
    (note 3)...................            (667)              -               -            (663)            (25)             (18)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (667)              -               -             626             188              192
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         541,453               -               -         899,768             955            2,697
  Cost of mutual funds sold....        (577,428)              -               -        (917,792)           (635)          (2,201)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........         (35,975)              -               -         (18,024)            320              496
  Change in unrealized gain (loss)
    on investments.............          13,257               -               -           4,285           2,249            1,047
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      (22,718)              -               -         (13,739)          2,569            1,543
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -           7,210             642              431
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         (23,385)              -               -          (5,903)          3,399            2,166
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          64,219               -               -          53,247           3,373            3,930
  Transfers between funds......         179,980               -               -         140,892           5,847                -
  Surrenders...................               -               -               -               -               -           (1,618)
  Death benefits (note 4)......          (2,309)              -               -          (3,805)              -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -          (4,918)             10              (92)
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (10,293)              -               -         (14,505)         (3,914)          (3,947)
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         231,597               -               -         170,911           5,316           (1,727)
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         208,212               -               -         165,008           8,715              439
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -          20,215          11,500           11,061
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      208,212               -               -         185,223          20,215           11,500
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                    NBAMTBAL
                                 ----------------------------------------------
                                       1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          266             175             290
  Mortality and expense charges
    (note 3)...................            (101)            (18)            (19)
                                 --------------  --------------  --------------
    Net investment activity....             165             157             271
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................             746           3,184           2,847
  Cost of mutual funds sold....            (705)         (2,780)         (2,770)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........              41             404              77
  Change in unrealized gain (loss)
    on investments.............            (667)            833          (1,177)
                                 --------------  --------------  --------------
    Net gain (loss) on investments         (626)          1,237          (1,100)
                                 --------------  --------------  --------------
  Reinvested capital gains.....           1,868             450           1,613
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........           1,407           1,844             784
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             962           1,682             381
  Transfers between funds......               -          (1,357)              -
  Surrenders...................               -          (5,156)         (1,420)
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -           3,703            (284)
  Deductions for surrender charges
    (note 2d)..................               -            (969)              -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (702)           (161)           (161)
                                 --------------  --------------  --------------
      Net equity transactions..             260          (2,258)         (1,484)
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           1,667            (414)           (700)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................          11,086          11,500          12,200
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $       12,753          11,086          11,500
                                 ==============  ==============  ==============

                                                                     (Continued)


                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NBAMTGRO                                         NBAMTLMAT
                                 ---------------------------------------------    ---------------------------------------------
                                      1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (213)              -               -          (6,625)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (213)              -               -          (6,625)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         451,671               -               -         600,881               -                -
  Cost of mutual funds sold....        (589,586)              -               -        (594,456)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........        (137,915)              -               -           6,425               -                -
  Change in unrealized gain (loss)
    on investments.............          14,568               -               -          37,857               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments     (123,347)              -               -          44,282               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........        (123,560)              -               -          37,657               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         179,067               -               -       1,297,068               -                -
  Transfers between funds......          39,299               -               -         777,381               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (6,812)              -               -         (90,472)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         211,554               -               -       1,983,977               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          87,994               -               -       2,021,634               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $       87,994               -               -       2,021,634               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   NBAMTPART
                                 ----------------------------------------------
                                       1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $           96               -               -
  Mortality and expense charges
    (note 3)...................          (7,845)              -               -
                                 --------------  --------------  --------------
    Net investment activity....          (7,749)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         502,461               -               -
  Cost of mutual funds sold....        (576,869)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........         (74,408)              -               -
  Change in unrealized gain (loss)
    on investments.............         150,166               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investment        75,758               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....           3,026               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          71,035               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         167,059               -               -
  Transfers between funds......       2,868,038               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......          (1,910)              -               -
  Policy loans (net of repayments)
    (note 5)...................               -                              --
  Deductions for surrender charges
    (note 2d)..................               -                              --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (58,438)                             --
                                 --------------  --------------  --------------
      Net equity transactions..       2,974,749                              --
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       3,045,784                              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -                              --
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $    3,045,784                              --
                                 ==============  ==============  ==============




                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                    OPPBDFD                                         OPPGLSEC
                                 ---------------------------------------------    ---------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          322               -               -             307               -                -
  Mortality and expense charges
    (note 3)...................          (1,236)              -               -          (5,205)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (914)              -               -          (4,898)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           9,221               -               -           6,335               -                -
  Cost of mutual funds sold....          (9,205)              -               -          (7,203)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........              16               -               -            (868)              -                -
  Change in unrealized gain (loss)
    on investments.............           8,173               -               -         124,381               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        8,189               -               -         123,513               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....             291               -               -           1,156               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........           7,566               -               -         119,771               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         478,200               -               -             735               -                -
  Transfers between funds......          37,657               -               -       2,090,084               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (18,327)              -               -         (14,493)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         497,530               -               -       2,076,326               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         505,096               -               -       2,196,097               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      505,096               -               -       2,196,097               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                     OPPGRO
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          100               -               -
  Mortality and expense charges
    (note 3)...................            (463)              -               -
                                 --------------  --------------  --------------
    Net investment activity....            (363)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          11,617               -               -
  Cost of mutual funds sold....         (12,143)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (526)              -               -
  Change in unrealized gain (loss)
    on investments.............          23,432               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments       22,906               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....           1,201               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          23,744               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         132,607               -               -
  Transfers between funds......          29,263               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -
  Deductions for surrender charges
    (note 2d)..................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (7,839)              -               -
                                 --------------  --------------  --------------
      Net equity transactions..         154,031               -               -
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         177,775               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $      177,775               -               -
                                 ==============  ==============  ==============

                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                    OPPMULT                                          STOPP2
                                   ---------------------------------------------    ---------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -           5,700               -                -
  Mortality and expense charges
    (note 3)...................              (219)              -               -          (6,774)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....              (219)              -               -          (1,074)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................            10,181               -               -          20,340               -                -
  Cost of mutual funds sold....           (10,741)              -               -         (24,221)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........              (560)              -               -          (3,881)              -                -
  Change in unrealized gain (loss)
    on investments.............             2,201               -               -         274,510               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments          1,641               -               -         270,629               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....                 -               -               -           3,397               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........             1,422               -               -         272,952               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            11,946               -               -         867,064               -                -
  Transfers between funds......            68,612               -               -       1,764,409               -                -
  Surrenders...................                 -               -               -               -               -                -
  Death benefits (note 4)......                 -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (2,851)              -               -         (52,214)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..            77,707               -               -       2,579,259               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............            79,129               -               -       2,852,211               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $       79,129               -               -       2,852,211               -                -
                                   ==============  ==============  ==============  ==============   =============   ==============
                                                    STDISC2
                                   ----------------------------------------------
                                         1998            1997            1996
                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -
  Mortality and expense charges
    (note 3)...................               (11)              -               -
                                   --------------  --------------  --------------
    Net investment activity....               (11)              -               -
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                96               -               -
  Cost of mutual funds sold....               (92)              -               -
                                   --------------  --------------  --------------
    Realized gain (loss)
      on investments...........                 4               -               -
  Change in unrealized gain (loss)
    on investments.............               708               -               -
                                   --------------  --------------  --------------
    Net gain (loss) on investments            712               -               -
                                   --------------  --------------  --------------
  Reinvested capital gains.....                 -               -               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........               701               -               -
                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             3,013               -               -
  Transfers between funds......             1,244               -               -
  Surrenders...................                 -               -               -
  Death benefits (note 4)......                 -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........              (215)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..             4,042               -               -
                                   --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............             4,743               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -
                                   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $        4,743               -               -
                                   ==============  ==============  ==============

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                    STINTSTK2                                          VWBF
                                    ---------------------------------------------   ----------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                    --------------  --------------  -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $           94               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................               (138)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....                (44)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................              2,255               -               -         635,332               -                -
  Cost of mutual funds sold....             (2,481)              -               -        (637,007)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........               (226)              -               -          (1,675)              -                -
  Change in unrealized gain (loss)
    on investments.............             (2,215)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments          (2,441)              -               -          (1,675)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....                  -               -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........             (2,485)              -               -          (1,675)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             58,646               -               -           2,790               -                -
  Transfers between funds......             (1,770)              -               -           5,627               -                -
  Surrenders...................                  -               -               -               -               -                -
  Death benefits (note 4)......                  -               -               -          (2,734)              -                -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........             (1,997)              -               -          (4,008)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..             54,879               -               -           1,675               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............             52,394               -               -               -               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $       52,394               -               -               -               -                -
                                    ==============  ==============  ==============  ==============   =============   ==============
                                                        VWEM
                                    ----------------------------------------------
                                         1998            1997            1996
                                    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $            -               -               -
  Mortality and expense charges
    (note 3)...................                  -               -               -
                                    --------------  --------------  --------------
    Net investment activity....                  -               -               -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            214,660               -               -
  Cost of mutual funds sold....           (233,229)              -               -
                                    --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (18,569)              -               -
  Change in unrealized gain (loss)
    on investments.............                  -               -               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments         (18,569)              -               -
                                    --------------  --------------  --------------
  Reinvested capital gains.....                  -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            (18,569)              -               -
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                849               -               -
  Transfers between funds......             25,876               -               -
  Surrenders...................                  -               -               -
  Death benefits (note 4)......               (889)              -               -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........             (7,267)              -               -
                                    --------------  --------------  --------------
      Net equity transactions..             18,569               -               -
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                  -               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $            -               -               -
                                    ==============  ==============  ==============

                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                   VKACRESEC                                         WPINTEQ
                                   ----------------------------------------------    ---------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   --------------  --------------  --------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $           31               -               -             597               -                -
  Mortality and expense charges
    (note 3)...................              (673)              -               -            (322)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....              (642)              -               -             275               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................             9,973               -               -           6,992               -                -
  Cost of mutual funds sold....           (11,122)              -               -          (7,479)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            (1,149)              -               -            (487)              -                -
  Change in unrealized gain (loss)
    on investments.............            (1,009)              -               -          (1,416)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments         (2,158)              -               -          (1,903)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               306               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........            (2,494)              -               -          (1,628)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............           274,090               -               -         133,214               -                -
  Transfers between funds......            (1,813)              -               -          (6,311)              -                -
  Surrenders...................                 -               -               -               -               -                -
  Death benefits (note 4)......                 -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (9,912)              -               -          (4,755)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..           262,365               -               -         122,148               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           259,871               -               -         120,520               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $      259,871               -               -         120,520               -                -
                                   ==============  ==============  ==============  ==============   =============   ==============


                                                   WPPVENCAP
                                    ---------------------------------------------
                                         1998           1997            1996
                                    -------------- --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -
  Mortality and expense charges
    (note 3)...................              (150)              -               -
                                   --------------  --------------  --------------
    Net investment activity....              (150)              -               -
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................             1,920               -               -
  Cost of mutual funds sold....            (2,142)              -               -
                                   --------------  --------------  --------------
    Realized gain (loss)
      on investments...........              (222)              -               -
  Change in unrealized gain (loss)
    on investments.............             6,202               -               -
                                   --------------  --------------  --------------
    Net gain (loss) on investments          5,980               -               -
                                   --------------  --------------  --------------
  Reinvested capital gains.....                 -               -               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........             5,830               -               -
                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            40,664               -               -
  Transfers between funds......            13,590               -               -
  Surrenders...................                 -               -               -
  Death benefits (note 4)......                 -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (1,485)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..            52,769               -               -
                                   --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............            58,599               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -
                                   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $       58,599               -               -
                                   ==============  ==============  ==============

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   WPSMCOGR
                                   ----------------------------------------------
                                        1998            1997            1996
                                    -------------   --------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $            -               -               -
  Mortality and expense charges
    (note 3)...................             (3,814)              -               -
                                    --------------  --------------  --------------
    Net investment activity....             (3,814)              -               -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            262,623               -               -
  Cost of mutual funds sold....           (306,771)              -               -
                                    --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (44,148)              -               -
  Change in unrealized gain (loss)
    on investments.............            179,022               -               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments         134,874               -               -
                                    --------------  --------------  --------------
  Reinvested capital gains.....                  -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            131,060               -               -
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            873,045               -               -
  Transfers between funds......            535,743               -               -
  Surrenders...................                  -               -               -
  Death benefits (note 4)......             (1,107)              -               -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (22,666)              -               -
                                    --------------  --------------  --------------
      Net equity transactions..          1,385,015               -               -
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          1,516,075               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $    1,516,075               -               -
                                    ==============  ==============  ==============


See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                        December 31, 1998, 1997 and 1996

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) ORGANIZATION AND NATURE OF OPERATIONS

         Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers Single Premium, Multiple Payment, Flexible Premium and Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) THE CONTRACTS

         Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP);
             American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
             American Century VP - American Century VP Income & Growth
             (ACVPIncGr)
             American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
             Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund
             (Fidelity VIP);
             Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
             Fidelity VIP - Growth Portfolio (FidVIPGr)
             Fidelity VIP - High Income Portfolio (FidVIPHI)
             Fidelity VIP - Overseas Portfolio (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II
             (Fidelity VIP-II);
             Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
             Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

            Portfolios of the Fidelity Variable Insurance Products Fund III
             (Fidelity VIP-III);
             Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
               (Morgan Stanley);Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
               (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat) Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Hard Assets Fund (VWHA)
                Van Eck WIT - Worldwide Bond Fund (VWBF)
                Van Eck WIT - Worldwide Emerging Markets Fund (VWEM)

     Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);

                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;

               Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, policy owners have invested in all of the above funds except for American Century VP - American Century VP Income & Growth, Nationwide SAT - Small Cap Value Fund, Neuberger & Berman AMT - Guardian Portfolio, Van Eck WIT - Worldwide Hard Assets Fund, Van Eck WIT - Worldwide Bond Fund, and Van Eck WIT Worldwide Emerging Markets Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) FEDERAL INCOME TAXES

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) RECLASSIFICATIONS

         Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) DEDUCTIONS FROM PREMIUMS

         For single premium contracts, no deduction is made from any premium at the time of payment.

         On multiple payment contracts and flexible premium contracts, the Company deducts a sales charge not to exceed 3.5% of each premium payment. The Company also deducts a state premium tax charge of 2.5% of all premiums received.

         For corporate flexible premium contracts, the Company deducts a sales charge never to exceed 5.5% during the first seven policy years and 2% thereafter. The Company also deducts a tax expense charge not to exceed 3.5% and a state premium tax charge of 2.25% of all premiums received.

     (b) COST OF INSURANCE

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) ADMINISTRATIVE CHARGES

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

           Purchase payments totaling less than $25,000 - $90/year
           Purchase payments totaling $25,000 or more - $50/year
           The above charges are assessed against each contract by liquidating units.
           No charges were deducted from the initial funding, or from the earnings thereon.

         For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

     (d) SURRENDER CHARGES

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For corporate flexible premium contracts, there are no surrender charges.

(3) ASSET CHARGES

     For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

     The above charges are assessed through the daily unit value calculation. No charges are deducted from the initial funding, or from earnings thereon.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                             TOTAL           ACVPAdv          ACVPBal           ACVPCapAp         ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          865                71                -                 -                -
     Corporate Universal
       Variable Life ................         150,929                 -              923               422              134
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      151,794                71              923               422              134
                                         ============      ============     ============      ============     ============

                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             294               754           18,196             8,408              866
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          294               754           18,196             8,408              866
                                         ============      ============     ============      ============     ============



                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -               420                -                 -                -
     Corporate Universal
       Variable Life ................           7,345               407            1,101             2,118            9,891
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        7,345               827            1,101             2,118            9,891
                                         ============      ============     ============      ============     ============

                                           FidVIPCon        FidVIPGrOp           MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                40               95
     Corporate Universal
       Variable Life ................             834             4,084              120             5,981            3,087
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          834             4,084              120             6,021            3,182
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt          NSATSmCo        NSATTotRe          NBAMTBal         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            8                 -              130               101                -
     Corporate Universal
       Variable Life ................          51,076               667              533                 -              213
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       51,084               667              663               101              213
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdFd          OppGlSec           OppGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           6,625             7,845            1,236             5,205              463
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        6,625             7,845            1,236             5,205              463
                                         ============      ============     ============      ============     ============

                                              OppMult            StOpp2          StDisc2         StIntStk2        VKMSRESec
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             219             6,774               11               138              673
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          219             6,774               11               138              673
                                         ============      ============     ============      ============     ============

                                              WPIntEq         WPPVenCap         WPSMCoGr
                                         ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -
     Corporate Universal
       Variable Life ................             322               150            3,814
                                         ------------      ------------     ------------
         Total.......................  $          322               150            3,814
                                         ============      ============     ============

(4)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, interest is due and payable to the Company.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
January 29, 1999

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                             December 31,
                                         Assets                                          1998            1997
                                                                                         ----            ----
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                         $  904,946      $  796,919
    Equity securities                                                                     20,853          14,767
  Mortgage loans on real estate, net                                                     268,894         218,852
  Real estate, net                                                                         2,250           2,824
  Policy loans                                                                               332             215
  Short-term investments                                                                   2,277          18,968
                                                                                      ----------      ----------
                                                                                       1,199,552       1,052,545
                                                                                      ----------      ----------

Cash                                                                                           2           5,163
Accrued investment income                                                                 11,645          10,778
Deferred policy acquisition costs                                                         53,007          30,087
Other assets                                                                              41,542          15,624
Assets held in separate accounts                                                       1,533,690         891,101
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

                          Liabilities and Shareholder's Equity
Future policy benefits and claims                                                     $1,163,829      $  986,191
Other liabilities                                                                         25,933          29,426
Liabilities related to separate accounts                                               1,533,690         891,101
                                                                                      ----------      ----------
                                                                                       2,723,452       1,906,718
                                                                                      ----------      ----------

Commitments and contingencies (note 7 and 11)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares           2,640           2,640
  Additional paid-in capital                                                              52,960          52,960
  Retained earnings                                                                       50,331          35,812
  Accumulated other comprehensive income                                                  10,055           7,168
                                                                                      ----------      ----------
                                                                                         115,986          98,580
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                 Years ended December 31,
                                                            1998           1997          1996
                                                            ----           ----          ----
Revenues:
  Policy charges                                          $ 28,549      $ 11,244       $  6,656
  Life insurance premiums                                       63           363            246
  Net investment income                                     11,314        11,577         51,045
  Realized gains (losses) on investments                       696          (246)            (3)
  Other income                                               1,165         1,057             --
                                                          --------      --------       --------
                                                            41,787        23,995         57,944
                                                          --------      --------       --------
Benefits and expenses:
  Interest credited to policyholder account balances         4,881         3,948         34,711
  Other benefits and claims                                  1,586           433            813
  Amortization of deferred policy acquisition costs          4,348         1,402          7,380
  Other operating expenses                                   8,952         1,860          7,247
                                                          --------      --------       --------
                                                            19,767         7,643         50,151
                                                          --------      --------       --------

    Income before federal income tax expense                22,020        16,352          7,793

Federal income tax expense                                   7,501         5,749          2,707
                                                          --------      --------       --------

    Net income                                            $ 14,519      $ 10,603       $  5,086
                                                          ========      ========       ========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997 and 1996
                                ($000's omitted)



                                                                                          Accumulated
                                                              Additional                      other           Total
                                                Common         paid-in        Retained    comprehensive    shareholder's
                                                 stock         capital        earnings       income           equity
                                                 -----         -------        --------       ------           ------
December 31, 1995                              $   2,640      $  52,960      $  20,123      $   4,454       $  80,177

Comprehensive income:
  Net income                                          --             --          5,086             --           5,086
  Net unrealized losses on securities
    available-for-sale arising during the             --             --             --         (1,226)         (1,226)
year
                                                                                                            ---------
  Total comprehensive income                                                                                    3,860
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1996                                  2,640         52,960         25,209          3,228          84,037

Comprehensive income:
  Net income                                          --             --         10,603             --          10,603
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          3,940           3,940
year
                                                                                                            ---------
  Total comprehensive income                                                                                   14,543
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1997                                  2,640         52,960         35,812          7,168          98,580

Comprehensive income:
  Net income                                          --             --         14,519             --          14,519
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          2,887           2,887
year
                                                                                                            ---------
  Total comprehensive income                                                                                   17,406
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1998                              $   2,640      $  52,960      $  50,331      $  10,055       $ 115,986
                                               =========      =========      =========      =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                    Years ended December 31,
                                                                              1998            1997            1996
                                                                              ----            ----            ----
Cash flows from operating activities:
  Net income                                                               $  14,519       $  10,603       $   5,086
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                       4,881           3,948          34,711
      Capitalization of deferred policy acquisition costs                    (29,216)        (20,099)        (19,987)
      Amortization of deferred policy acquisition costs                        4,348           1,402           7,380
      Commission and expense allowances under coinsurance
        agreement with affiliate                                                  --              --          26,473
      Amortization and depreciation                                             (479)            250           1,721
      Realized (gains) losses on invested assets, net                           (696)            246               3
      Increase in accrued investment income                                     (867)         (1,589)           (725)
      (Increase) decrease in other assets                                    (25,919)         21,858         (32,539)
      Increase (decrease) in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                              139,991         228,898          (7,101)
      (Decrease) increase in other liabilities                                (3,883)         (7,488)         23,198
                                                                           ---------       ---------       ---------
          Net cash provided by operating activities                          102,679         238,029          38,220
                                                                           ---------       ---------       ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                    117,228          95,366          73,966
  Proceeds from sale of securities available-for-sale                         17,403          30,431           2,480
  Proceeds from repayments of mortgage loans on real estate                   28,180          15,199          10,975
  Proceeds from sale of real estate                                              707              --              --
  Proceeds from repayments of policy loans                                        99              67              23
  Cost of securities available-for-sale acquired                            (242,516)       (267,899)       (179,671)
  Cost of mortgage loans on real estate acquired                             (78,180)        (84,736)        (57,395)
  Cost of real estate acquired                                                    (3)            (13)             --
  Policy loans issued                                                           (216)           (155)            (55)
  Short-term investments, net                                                 16,691         (18,476)          4,352
                                                                           ---------       ---------       ---------
          Net cash used in investing activities                             (140,607)       (230,216)       (145,325)
                                                                           ---------       ---------       ---------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                  74,828           6,952         200,575
  Decrease in investment product and universal life insurance
    product account balances                                                 (42,061)        (13,898)        (89,174)
                                                                           ---------       ---------       ---------
          Net cash provided by (used in) financing activities                 32,767          (6,946)        111,401
                                                                           ---------       ---------       ---------

Net (decrease) increase in cash                                               (5,161)            867           4,296

Cash, beginning of year                                                        5,163           4,296              --
                                                                           ---------       ---------       ---------
Cash, end of year                                                          $       2       $   5,163       $   4,296
                                                                           =========       =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1998, 1997 and 1996
                                ($000's omitted)

(1)      Organization and Description of Business

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (e)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.1%, 5.1% and 5.6% for the years ended December 31, 1998, 1997 and 1996, respectively.


         (f)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Statements of Cash Flows

              The Company routinely invests its available cash balances in highly liquid, short-term investments with affiliated companies. See note 10. As such, the Company had no cash balance as of December 31, 1995.

         (i)  Recently Issued Accounting Pronouncements

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 12.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits. SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.

         (j)  Reclassification

         Certain items in the 1997 and 1996 financial statements have been reclassified to conform to the 1998 presentation.

(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                         Gross           Gross
                                                                        Amortized     unrealized       unrealized      Estimated
                                                                           cost          gains           losses        fair value
                                                                           ----          -----           ------        ----------
              December 31, 1998:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $  15,577      $     232       $     (11)      $  15,798
                  Obligations of states and political subdivisions            332              1              --             333
                  Debt securities issued by foreign governments             4,015             23              --           4,038
                  Corporate securities                                    602,925         15,446            (358)        618,013
                  Mortgage-backed securities                              261,225          5,605             (66)        266,764
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     884,074         21,307            (435)        904,946
                Equity securities                                          15,323          5,530              --          20,853
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 899,397      $  26,837       $    (435)      $ 925,799
                                                                        =========      =========       =========       =========

              December 31, 1997:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $   5,923      $     109       $     (27)      $   6,005
                  Obligations of states and political subdivisions            267              5              --             272
                  Debt securities issued by foreign governments             6,077             57              (1)          6,133
                  Corporate securities                                    482,478         10,964            (509)        492,933
                  Mortgage-backed securities                              285,224          6,458            (106)        291,576
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     779,969         17,593            (643)        796,919
                Equity securities                                          11,704          3,063              --          14,767
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 791,673      $  20,656       $    (643)      $ 811,686
                                                                        =========      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 Amortized     Estimated
                                                                   cost       fair value
                                                                   ----       ----------
              Fixed maturity securities available-for-sale:
                Due in one year or less                          $121,769      $122,931
                Due after one year through five years             606,626       621,349
                Due after five years through ten years            126,215       130,402
                Due after ten years                                29,464        30,264
                                                                 --------      --------
                                                                 $884,074      $904,946
                                                                 ========      ========


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                     1998          1997
                                                                     ----          ----
              Gross unrealized gains                               $ 26,402       $ 20,013
              Adjustment to deferred policy acquisition costs       (10,933)        (8,985)
              Deferred federal income tax                            (5,414)        (3,860)
                                                                   --------       --------
                                                                   $ 10,055       $  7,168
                                                                   ========       ========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Securities available-for-sale:
                Fixed maturity securities         $  3,922      $  9,177       $ (8,764)
                Equity securities                    2,467         1,663            249
                                                  --------      --------       --------
                                                  $  6,389      $ 10,840       $ (8,515)
                                                  ========      ========       ========

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $17,403, $30,431 and $2,480, respectively. During
         1998, gross gains of $509 ($825 and $181 in 1997 and 1996, respectively) and gross losses of $0 ($1,124 and none in 1997 and 1996, respectively) were realized on those sales. See note 10.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $890 (none as of December 31, 1997). No valuation allowance has been recorded for these loans as of December 31, 1998. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $178 ($386 in 1997) and interest income recognized on those loans was $15 (none in
         1997), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                       1998       1997
                                                                       ----       ----
              Allowance, beginning of year                            $ 750      $ 934
                Reductions credited to operations                        --        (53)
                Direct write-downs charged against the allowance         --       (131)
                                                                      -----      -----
              Allowance, end of year                                  $ 750      $ 750
                                                                      =====      =====

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Real estate is presented at cost less accumulated depreciation of $105 as of December 31, 1998 ($153 as of December 31, 1997). There was a valuation allowance of $229 as of December 31, 1997.

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1998 and 1997.

         An analysis of investment income by investment type follows for the years ended December 31:

                                                           1998          1997        1996
                                                           ----          ----        ----
              Gross investment income:
                Securities available-for-sale:
                  Fixed maturity securities               $56,398      $53,491      $40,552
                  Equity securities                            --          375          598
                Mortgage loans on real estate              21,124       14,862        9,991
                Real estate                                   379          318          214
                Short-term investments                      1,361          899          507
                Other                                         178           90           57
                                                          -------      -------      -------
                    Total investment income                79,440       70,035       51,919
              Less:
                Investment expenses                         1,773        1,386          874
                Net investment income ceded (note 9)       66,353       57,072           --
                                                          -------      -------      -------
                    Net investment income                 $11,314      $11,577      $51,045
                                                          =======      =======      =======

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                1998         1997        1996
                                                                ----         ----        ----
              Fixed maturity securities available-for-sale      $ 509       $(299)      $ 181
              Mortgage loans on real estate                        --          53        (184)
              Real estate and other                               187          --          --
                                                                -----       -----       -----
                                                                $ 696       $(246)      $  (3)
                                                                =====       =====       =====

         Fixed maturity securities with an amortized cost of $3,562 and $3,383 as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(4)      Federal Income Tax

         The Company's current federal income tax liability was $1,522 and $806 as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1998 and 1997 are as follows:

                                                                    1998            1997
                                                                    ----            ----
              Deferred tax assets:
                Future policy benefits                             $ 16,670       $ 13,168
                Liabilities in Separate Accounts                     12,477          8,080
                Mortgage loans on real estate and real estate           263            336
                Other assets and other liabilities                       --             48
                                                                   --------       --------
                  Total gross deferred tax assets                    29,410         21,632
                                                                   --------       --------

              Deferred tax liabilities:
                Fixed maturity securities                             8,669          7,186
                Deferred policy acquisition costs                     8,103          6,159
                Equity securities                                     1,935          1,072
                Other                                                10,422          7,892
                                                                   --------       --------
                  Total gross deferred tax liabilities               29,129         22,309
                                                                   --------       --------
                                                                   $    281       $   (677)
                                                                   ========       ========

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1998, 1997 and 1996 based on its analysis of future deductible amounts.

         Federal income tax expense for the years ended December 31 was as follows:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Currently payable                   $ 10,014       $  2,458      $  9,612
              Deferred tax (benefit) expense        (2,513)         3,291        (6,905)
                                                  --------       --------      --------
                                                  $  7,501       $  5,749      $  2,707
                                                  ========       ========      ========

         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                        1998                   1997                     1996
                                                              Amount           %      Amount           %       Amount           %
                                                              ------           -      ------           -       ------           -
              Computed (expected) tax expense                $ 7,707         35.0     $ 5,723        35.0     $ 2,728         35.0
              Tax exempt interest and dividends
                 received deduction                             (223)        (1.0)         --        (0.0)       (175)        (2.3)
              Other, net                                          17          0.1          26        (0.2)        154          2.0
                                                             -------       ------     -------      ------     -------       ------
                    Total (effective rate of each year)      $ 7,501         34.1     $ 5,749        35.2     $ 2,707         34.7
                                                             =======       ======     =======      ======     =======       ======


         Total federal income tax paid was $9,298, $9,566 and $2,335 during the years ended December 31, 1998, 1997 and 1996, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Comprehensive Income

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

                                                                            1998          1997           1996
                                                                            ----          ----           ----
              Unrealized gains (losses) on securities available-
                 for-sale arising during the period:
                 Gross                                                   $  6,898       $ 10,541       $ (8,334)
                 Adjustment to deferred policy acquisition costs           (1,947)        (4,778)         6,628
                 Related federal income tax (expense) benefit              (1,733)        (2,017)           362
                                                                         --------       --------       --------
                    Net                                                     3,218          3,746         (1,344)
                                                                         --------       --------       --------

              Reclassification adjustment for net (gains) losses on
                 securities available-for-sale realized during the
              period:
                 Gross                                                       (509)           299           (181)
                 Related federal income tax expense (benefit)                 178           (105)            63
                                                                         --------       --------       --------
                    Net                                                      (331)           194            118
                                                                         --------       --------       --------
              Total Other Comprehensive Income                           $  2,887       $  3,940       $ (1,226)
                                                                         ========       ========       ========

(6)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              Mortgage loans on real estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal value because of the short-term nature of such commitments. See note 7.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                            1998                            1997
                                                                  -------------------------      --------------------------
                                                                  Carrying       Estimated        Carrying       Estimated
                                                                   amount        fair value        amount        fair value
                                                                   ------        ----------        ------        ----------
              Assets:
                Investments:
                  Securities available-for-sale:
                    Fixed maturity securities                    $  904,946      $  904,946      $  796,919      $  796,919
                    Equity securities                                20,853          20,853          14,767          14,767
                  Mortgage loans on real estate, net                268,894         276,387         218,852         229,881
                  Policy loans                                          332             332             215             215
                  Short-term investments                              2,277           2,277          18,968          18,968
                Cash                                                      2               2           5,163           5,163
                Assets held in separate accounts                  1,533,690       1,533,690         891,101         891,101

              Liabilities:
                Investment contracts                              1,153,930       1,113,584         980,263         950,105
                Policy reserves on life insurance contracts           9,899          10,517           5,928           6,076
                Liabilities related to separate accounts          1,533,690       1,501,255         891,101         868,056

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(7)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $9,500 extending into 1999 were outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 33% (29% in 1997) in any geographic area and no more than 6% (3% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998 36% (37% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $235, $257 and $189, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $1,008 and $891, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $130, $94 and $78, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                           Pension Benefits           Postretirement Benefits
                                                                         1998            1997           1998             1997
                                                                         ----            ----           ----             ----
              Change in benefit obligation:
              Benefit obligation at beginning of year                $ 2,033,800     $ 1,847,800     $   237,900     $   200,700
              Service cost                                                87,600          77,300           9,800           7,000
              Interest cost                                              123,400         118,600          15,400          14,000
              Actuarial loss                                             123,200          60,000          15,600          24,400
              Plan curtailment in 1998/merger in 1997                   (107,200)          1,500              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,600)         (8,200)
                                                                     -----------     -----------     -----------     -----------
              Benefit obligation at end of year                        2,185,000       2,033,800         270,100         237,900
                                                                     -----------     -----------     -----------     -----------

              Change in plan assets:
              Fair value of plan assets at beginning of year           2,212,900       1,947,900          69,200          63,000
              Actual return on plan assets                               300,700         328,100           5,000           3,600
              Employer contribution                                      104,100           7,200          12,100          10,600
              Plan merger                                                     --           1,100              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,400)         (8,000)
                                                                     -----------     -----------     -----------     -----------
              Fair value of plan assets at end of year                 2,541,900       2,212,900          77,900          69,200
                                                                     -----------     -----------     -----------     -----------

              Funded status                                              356,900         179,100        (192,200)       (168,700)
              Unrecognized prior service cost                             31,500          34,700              --              --
              Unrecognized net (gains) losses                           (345,700)       (330,700)         16,000           1,600
              Unrecognized net (asset) obligation at transition          (11,000)         33,300           1,300           1,500
                                                                     -----------     -----------     -----------     -----------
              Prepaid (accrued) benefit cost                         $    31,700     $   (83,600)    $  (174,900)    $  (165,600)
                                                                     ===========     ===========     ===========     ===========

         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                  Pension Benefits    Postretirement Benefits
                                                                   1998       1997       1998        1997
                                                                   ----       ----       ----        ----
              Weighted average discount rate                       5.50%      6.00%      6.65%       6.70%
              Rate of increase in future compensation levels       3.75%      4.25%        --          --
              Assumed health care cost trend rate:
                    Initial rate                                     --         --      15.00%      12.13%
                    Ultimate rate                                    --         --       8.00%       6.12%
                    Uniform declining period                         --         --      15 Years    12 Years


         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

                                                                        1998             1997            1996
                                                                        ----             ----            ----
              Service cost (benefits earned during the period)        $  87,600       $  77,300       $  75,500
              Interest cost on projected benefit obligation             123,400         118,600         105,500
              Expected return on plan assets                           (159,000)       (139,000)       (116,100)
              Recognized gains                                           (3,800)             --              --
              Amortization of prior service cost                          3,200           3,200           3,200
              Amortization of unrecognized transition obligation          4,200           4,200           4,100
                                                                      ---------       ---------       ---------
                                                                      $  55,600       $  64,300       $  72,200
                                                                      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67,100 resulted (consisting of a $107,200 reduction in the projected benefit obligation, net of the write-off of the $40,100 remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

                  Basis for measurements, net periodic pension cost for the pension plan:

                                                                                        1998          1997          1996
                                                                                        ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:


                                                                                    1998           1997            1996
                                                                                    ----           ----            ----
             Service cost (benefits attributed to employee service
                during the year)                                                   $  9,800       $  7,000        $  6,500
             Interest cost on accumulated postretirement benefit obligation          15,400         14,000          13,700
             Actual return on plan assets                                            (5,000)        (3,600)         (4,300)
             Amortization of unrecognized transition obligation of affiliates           200            200             200
             Net amortization and deferral                                            1,200           (500)          1,800
                                                                                   --------       --------        --------
                                                                                    $21,600       $ 17,100        $ 17,900
                                                                                   ========       ========        ========

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:


                                                                                     1998          1997          1996
                                                                                     ----          ----          ----
             NPPBC:
               Discount rate                                                         6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                     6.00%         6.00%         6.00%
                   Uniform declining period                                          12 Years      12 Years      12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.


(9) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 1998, 1997 and 1996 was $70,135, $74,820 and $71,390, respectively. The statutory net (loss) income of the Company as reported to regulatory authorities for the years ended December 31, 1998, 1997 and 1996 was $(3,371), $7,446 and
         $670, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $7,013.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(10)     Transactions With Affiliates

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $430, $703 and $410, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $2,933, $2,564 and $2,682 in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $2,750 and $4,981 as of December 31, 1998 and 1997, respectively.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the modified coinsurance agreement are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NLIC in 1998 are included in NLIC's results of operations for 1998 and include premiums of $241,503, net investment income of $66,353 and benefits, claims and other expenses of $296,659. In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,277 and $18,968 as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying balance sheets.

(11)     Contingencies

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(12)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, and all realized gains and losses on investments in a Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1998:
         Net investment income (1)              $    (1,417)      $     6,792      $      4098       $     5,531       $    11,314
         Other operating revenue                     18,209             3,182            8,386                --            29,777

                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)              16,792             9,974            8,794             5,531            41,091
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             4,660              221                --             4,881
         Amortization of deferred policy
            acquisition costs                         3,466               508              374                --             4,348
         Other benefits and expenses                  4,442             2,087            4,009                --            10,538
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            7,908             7,255            4,604                --            19,767
                                                -----------       -----------      -----------       -----------       -----------
         Operating income (loss) before
            federal income tax                        8,884             2,719            4,190             5,531            21,324

         Realized gains on investments                   --                --               --               696               696
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     8,884       $     2,719      $     4,190       $     6,227       $    22,020
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $ 1,502,829       $ 1,162,040      $    92,482       $    82,087       $ 2,839,438
                                                ===========       ===========      ===========       ===========       ===========

         1997:
         Net investment income (1)              $      (873)      $     5,927      $       166       $     6,357       $    11,577
         Other operating revenue                     10,823             1,825               16                --            12,664
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               9,950             7,752              182             6,357            24,241
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             3,856               92                --             3,948
         Amortization of deferred policy
            acquisition costs                         1,035               347               20                --             1,402
         Other benefits and expenses                  1,648               347              298                --             2,293
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            2,683             4,550              410                --             7,643
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               7,267             3,202             (228)            6,357            16,598
         Realized losses on investments                  --                --               --              (246)             (246)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     7,267       $     3,202      $      (228)      $     6,111       $    16,352
                                                ===========       ===========      ===========       ===========       ===========
         Assets as of year end                  $   925,021       $   989,116      $     2,228       $    88,933       $ 2,005,298
                                                ===========       ===========      ===========       ===========       ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1996:
         Net investment income (1)              $      (849)      $    50,197      $       149       $     1,548       $    51,045
         Other operating revenue                      5,440             1,445               16                 1             6,902
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               4,591            51,642              165             1,549            57,947
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --            34,711               --                --            34,711
         Amortization of deferred policy
            acquisition costs                         1,473             5,888               19                --             7,380
         Benefits and expenses                        2,024             5,889              147                --             8,060
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            3,497            46,488              166                --            50,151
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               1,094             5,154               (1)            1,549             7,796
         Realized losses on investments                  --                --               --                (3)               (3)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     1,094       $     5,154      $        (1)      $     1,546       $     7,793
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $   503,111       $   787,682      $     2,597       $    73,031       $ 1,366,421
                                                ===========       ===========      ===========       ===========       ===========


         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)      Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment No. 9 to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 104 pages.

Representations and Undertakings.

Independent Auditors' Consent.

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1. Power of Attorney dated April 1, 1999               Attached hereto.
2. Resolution of the Depositor's Board of Directors    Included with the Registration Statement on Form N-
   authorizing the establishment of the Registrant,    8B-2 for the Nationwide VL Separate Account-A (File
   adopted.                                            No. 811-6137), and hereby incorporated herein by
                                                       reference.

3. Distribution Contracts                              Included with the Registration Statement on Form N-
                                                       8B-2 for the Nationwide VL Separate Account-A (File
                                                       No. 811-6137), and hereby incorporated herein by
                                                       reference.

4. Form of Security                                    Included with Pre-Effective Amendment No. 1 and
                                                       hereby incorporated herein by reference.

5. Articles of Incorporation of Depositor              Included with the Registration Statement on Form N-
                                                       8B-2 for the Nationwide VL Separate Account-A (File
                                                       No. 811-6137), and hereby incorporated herein by
                                                       reference.

6. Application form of Security                        Included with Pre-Effective Amendment No. 1 and
                                                       hereby incorporated herein by reference.

7. Opinion of Counsel                                  Included with Pre-Effective Amendment No. 1 and
                                                       hereby incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "1940 Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the 1940 Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the 1940 Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) Represent that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-A:







We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.



                                                                        KPMG LLP


Columbus, Ohio
April 29, 1999

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Nationwide VL Separate Account - A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment No.10 and has duly caused this Post-Effective Amendment No.10 to be signed on its behalf by the undersigned thereunto duly authorized and its seal to hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 20th day of September, 1999.


                                  NATIONWIDE VL SEPARATE ACCOUNT-A
                                  --------------------------------
                                              (Registrant)
(Seal)                            NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                  ----------------------------------------------
Attest:                                       (Depositor)


By:   /s/ GLENN W. SODEN                      By:     /s/ JOSEPH P. RATH
----------------------------------       ---------------------------------------
      Glenn W. Soden                                  Joseph P. Rath
      Assistant Secretary                             Vice President - Office of
                                                      Product and Market
                                                      Compliance



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.10 has been signed below by the following persons in the capacities indicated on the 20th day of September, 1999.


              SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                       Director
---------------------------------------
Lewis J. Alphin

A. I. BELL                                            Director
---------------------------------------
A. I. Bell

KENNETH D. DAVIS                                      Director
---------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                        Director
---------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                      Director
---------------------------------------
Willard J. Engel

FRED C. FINNEY                                        Director
---------------------------------------
Fred C. Finney

JOSEPH J. GASPER                            President and Chief Operating
---------------------------------------
Joseph J. Gasper                                Officer and Director

DIMON R. MCFERSON                           Chairman and Chief Executive
---------------------------------------
Dimon R. McFerson                               Officer and Director

DAVID O. MILLER                               Chairman of the Board and
---------------------------------------
David O. Miller                                       Director

YVONNE L. MONTGOMERY                                  Director
---------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                         Executive Vice President and Chief
---------------------------------------
Robert A. Oakley                                  Financial Officer

RALPH M. PAIGE                                        Director
---------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                    Director
---------------------------------------
James F. Patterson

ARDEN L. SHISLER                                      Director                         By /s/ JOSEPH P. RATH
---------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                          Joseph P. Rath

ROBERT L. STEWART                                     Director                           Attorney-in-Fact
---------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                       Director
---------------------------------------
Nancy C. Thomas